UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-06199
                                                     ---------

                       The Nottingham Investment Trust II
                       ----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2005
                                            ------------------

Item 1.    REPORTS TO STOCKHOLDERS.
           -----------------------

Semi-Annual Report 2005








                                                    [Advisors Logo Here]
                                                      EARNEST PARTNERS
                                                             Fixed Income Trust
                                                             September 30, 2005
                                                                    (Unaudited)





















This report and the financial statements contained herein are submitted for the general information of the shareholders of The EARNEST Partners Fixed Income Trust ("Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 South Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, credit risk, interest rate risk, maturity risk, investment-grade risk, junk bonds or lower-rated securities risk, investment advisor risk, market sector risk and portfolio turnover risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                              Beginning                  Ending
                                                            Account Value            Account Value           Expenses Paid
Expense Example                                             April 1, 2005          September 30, 2005        During Period*
------------------------------------------------------ ------------------------ ------------------------- ---------------------
Actual                                                        $1,000.00                $1,020.70                 $2.03
------------------------------------------------------ ------------------------ ------------------------- ---------------------
Hypothetical (5% return before expenses)                      $1,000.00                $1,023.06                 $2.03
------------------------------------------------------ ------------------------ ------------------------- ---------------------
* Expenses are equal to the Fund's annualized expense ratio 0.40% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                     Shares or      Market Value                                        Shares or      Market Value
                                     Principal         (Note 1)                                         Principal         (Note 1)
-----------------------------------------------------------------    --------------------------------------------------------------

MONEY MARKET - 1.07%                                                   REMIC Trust 2003-16
     Evergreen Institutional Treasury Money Market                        3.130%, 04/16/16              $ 416,668       $ 404,669
        (Cost $394,296)                 394,296     $   394,296        REMIC Trust 2003-22
                                                    -----------           2.750%, 06/16/21                231,187         222,885
US GOVERNMENT & AGENCY OBLIGATIONS - 62.19%                            REMIC Trust 2003-36
                                                                          2.933%, 10/16/20                829,001         801,997
     A.I.D. - Equador REMIC Trust 2003-59
        7.050%, 05/01/15               $ 48,781          53,573           2.274%, 07/16/18                980,459         931,902
     A.I.D. - Israel                                                   REMIC Trust 2003-72
        5.500%, 12/04/23                700,000         749,298           4.356%, 02/16/30                695,092         682,878
        5.500%, 09/18/23                810,000         864,663        Matson Navigation Company, Inc. Title XI
     A.I.D. - Ivory Coast                                                 5.337%, 09/04/28                598,000         617,967
        8.100%, 12/01/06                 62,553          63,464        Perforadora Cent SA de CV Shipping Title XI
     A.I.D. - Peru                                                        5.240%, 12/15/18                405,016         415,786
        8.350%, 01/01/07                 39,232          39,220        Private Export Funding Corp NT-Q
     Alter Barge Line Title XI                                            3.400%, 02/15/08                600,000         586,235
        6.000%, 03/01/26                271,000         293,222        Private Export Funding Corp NT-P
     Amethyst Title XI                                                    5.685%, 05/15/12                650,000         690,708
        4.390%, 04/15/16                733,336         723,575        Rowan Companies, Inc. Title XI
     Federal Agricultural Mortgage Corporation                            2.800%, 10/20/13                607,141         563,846
     Series AM-1003                                                    Sterling Equipment, Inc. Title XI
        6.745%, 04/25/13                364,708         372,377           6.125%, 09/28/19                192,670         208,098
     Federal National Mortgage Association                             Small Business Administration
     REMIC Trust 2003-TI                                               Series 1992-20H
        3.807%, 11/25/12                275,598         267,523           7.400%, 08/01/12                171,565         179,086
     Government National Mortgage Association                          Series 1995-20L
     REMIC Trust 2001-12                                                  6.450%, 12/01/15                157,833         163,196
        5.510%, 01/16/15                466,100         471,517        Series 1997-20A
     REMIC Trust 2001-34                                                  7.150%, 01/01/17                176,763         185,685
        5.449%, 11/16/15                 84,152          84,984        Series 1998-20B
     REMIC Trust 2001-44                                                  6.150%, 02/01/18                429,027         444,500
        6.114%, 11/16/21                820,774         843,595        Series 2000-20K
     REMIC Trust 2002-35                                                  7.220%, 11/01/20                883,921         957,080
        5.892%, 10/16/23                800,000         824,958        Series 2001-20A
     REMIC Trust 2002-83                                                  6.290%, 01/01/21                517,578         546,273
        3.313%, 04/16/17                247,757         241,647        Series 2002-10A
     REMIC Trust 2002-85                                                  5.350%, 01/01/12                579,597         588,409
        3.293%, 11/16/18                 65,534          64,729        Series 2002-10B
     REMIC Trust 2002-9                                                   5.300%, 03/01/12                714,383         724,896
        4.691%, 06/16/16                 98,323          98,224        Series 2002-10F
                                                                          3.940%, 11/01/12                377,499         372,090
                                                                       Series 2002-20J
                                                                          4.750%, 10/01/22                844,472         843,765


                                                                                                                       (Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                     Shares or      Market Value                                        Shares or      Market Value
                                     Principal         (Note 1)                                         Principal         (Note 1)
-----------------------------------------------------------------    --------------------------------------------------------------

US GOVERNMENT & AGENCY OBLIGATIONS - (Continued)                       California Infrastructure SDG&E Series 1997-1
                                                                          6.370%, 12/26/09               $250,000       $ 258,340
     Series 2003-10B                                                       CenterPoint Energy Transition Bond Co. 2001-1
        3.390%, 03/01/13               $495,328       $ 479,938           4.760%, 09/15/09                441,196         442,721
     Series 2003-10C                                                   Connecticut RRB Series 2001-1 A2
        3.530%, 05/01/13                533,635         519,582           5.730%, 03/30/09                713,496         721,072
     Series 2003-20C                                                   Connecticut RRB Series 2001-1 A5
        4.500%, 03/01/23              1,065,303       1,048,790           6.210%, 12/30/11                365,000         387,132
     Series 2003-20D                                                   Consumer Funding 2001-1
        4.760%, 04/01/23                584,827         584,234           4.980%, 04/20/12                300,000         303,200
     Series 2003-20E                                                   Detroit Edison Securitization Funding 2001-1
        4.640%, 05/01/23                570,405         566,089           6.190%, 03/01/13                100,000         106,012
     Series 2003-20F                                                   Illinois Power Trust Series 1998-1
        4.070%, 06/01/23              1,062,056       1,020,364           5.540%, 06/25/09                162,057         163,689
     Series 2003-20I                                                   Massachusetts RBB Trust 1999-1
        5.130%, 09/01/23                709,527         720,123           7.030%, 03/15/12                200,000         214,999
     Series 2005-20B                                                   Massachusetts RBB Trust 2001-1
        4.625%, 02/01/25                683,740         674,292           6.530%, 06/01/15                552,089         591,226
                                                    -----------
                                                                       PECO Energy Bonds Series 2000-A
     Total US Government & Agency Obligations                             7.625%, 03/01/10                250,000         272,624
        (Cost $23,800,039)                           22,801,932        PG&E Energy and Recovery Funding 2005-1
                                                    -----------
                                                                          4.470%, 12/25/14                750,000         738,822
US GOVERNMENT INSURED OBLIGATIONS - 0.57%                              PP&L Transition Bonds Series 1999-1
                                                                          7.150%, 06/25/09                485,000         514,378
     Federal Housing Authority Project Loan                            Public Service New Hampshire Series 2001-1 A3
     Downtowner Apartments                                                6.480%, 05/01/15                780,000         846,380
                                                                                                                      -----------
        8.375%, 11/01/11                 93,573         100,585
     Reilly #046                                                       Total Corporate Asset Backed Securities
        6.513%, 06/01/14                 53,379          53,993           (Cost $7,195,303)                             7,019,044
                                                                                                                      -----------
     USGI #87
        7.430%, 08/01/23                 51,639          53,081     CORPORATE OBLIGATIONS - 15.97%
                                                    -----------

     Total US Government Insured Obligations                           Arkansas Electric Cooperative Corporation
        (Cost $199,950)                                 207,659           7.330%, 06/30/08                188,000         194,354
                                                    -----------        Burlington Northern and Santa Fe Railway Co.
                                                                          6.230%, 07/02/18                843,705         895,694
CORPORATE ASSET BACKED SECURITIES - 19.14%                             Continental Airlines Inc.
                                                                          7.707%, 04/02/21                681,193         675,709
     American Airlines, Inc. Series 2001-2                             CSX Corporation
        7.858%, 04/01/13                390,000         399,097           6.550%, 06/15/13                300,000         326,585
     Atlantic City Electric Funding Series 2002-1 A3                   Delta Airlines
        4.910%, 07/20/17                800,000         806,258           6.718%, 01/02/23                657,961         673,832
     California Infrastructure SCE Series 1997-1                       FedEx Corporation
        6.380%, 09/25/08                250,005         253,094           7.650%, 01/15/22                128,299         152,266


                                                                                                                       (Continued)


EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
                                     Shares or      Market Value
                                     Principal         (Note 1)
-----------------------------------------------------------------    --------------------------------------------------------------


CORPORATE OBLIGATIONS - (Continued)                                 Summary of Investments by Category
                                                                                                         % of Net
     General Motors Acceptance Corp.                                Category                               Assets         Value
                                                                    --------------------------------------------------------------
        6.875%, 08/28/12               $750,000       $ 671,219     Corporate ABS                          19.14%    $  7,019,044
     National Rural Utilities Co-op                                 Corporate Obligations                  15.97%       5,855,218
        3.875%, 02/15/08                750,000         738,277     Money Market                            1.07%         394,296
     Norfolk Southern Railway Company                               US Gov. & Agency Obligations           62.19%      22,801,932
        5.950%, 04/01/08                250,000         257,969     US Gov. Insured Obligations             0.57%         207,659
                                                                    --------------------------------------------------------------
     Southwest Airlines Co Series 2001-1                            Total                                  98.94%    $ 36,278,149
        5.100%, 05/01/06                606,400         607,558
     Union Pacific ETC Corporation
        4.698%, 01/02/24                573,053         553,501
     Union Pacific Railroad Company
        6.630%, 01/27/22                 97,705         108,254
                                                    -----------

     Total Corporate Obligations
        (Cost $5,308,261)                             5,855,218
                                                    -----------

Total Investments
        (Cost $36,897,849) - 98.94%                $ 36,278,149
Other Assets less Liabilities - 1.06%                   389,208
                                                   ------------

Net Assets - 100.00%                               $ 36,667,357
                                                   ============




See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at value (cost $36,897,849) .........................................................               $ 36,278,149
      Receivables:
           Income ......................................................................................                    401,632
      Prepaid expenses .................................................................................                      8,924
      Due from affiliates:
           Advisor (note 2) ............................................................................                      6,599
                                                                                                                       ------------
      Total assets .....................................................................................                 36,695,304
                                                                                                                       ------------
Liabilities:
      Payables:
           Fund shares repurchased .....................................................................                      3,309
      Accrued expenses .................................................................................                      6,932
      Disbursements in excess of cash on demand deposit ................................................                     17,706
                                                                                                                       ------------
      Total liabilities ................................................................................                     27,947
                                                                                                                       ------------
Net Assets .............................................................................................               $ 36,667,357
                                                                                                                       ============
Net Assets Consist of:
      Capital (par value and paid in surplus) ..........................................................               $ 37,884,928
      Distribution in excess of net investment income ..................................................                    (40,483)
      Accumulated net realized loss on investments .....................................................                   (557,388)
      Net unrealized depreciation on investments .......................................................                   (619,700)
                                                                                                                       ------------
      Total Net Assets .................................................................................               $ 36,667,357
                                                                                                                       ============
      Shares Outstanding, no par value (unlimited authorized shares) ...................................                  3,454,201
      Net Asset Value, Offering Price and Redemption Price Per Share ...................................               $      10.62


















See Notes to Financial Statements


EARNEST Partners Fixed Income Trust

Statement of Operations
(Unaudited)

For the period ended September 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Interest ........................................................................................                $    853,174
      Dividends .......................................................................................                       8,247
                                                                                                                       ------------
      Total Income ....................................................................................                     861,421
                                                                                                                       ------------
Expenses:
      Advisory fees (note 2) ..........................................................................                      87,760
      Administration fees (note 2) ....................................................................                      24,378
      Transfer agent fees (note 2) ....................................................................                       9,000
      Blue sky administration fees (note 2) ...........................................................                       1,407
      Fund accounting fees (note 2) ...................................................................                      15,486
      Compliance service fees (note 2) ................................................................                       3,885
      Custody fees (note 2) ...........................................................................                       7,160
      Legal fees ......................................................................................                       5,014
      Audit and tax preparation fees ..................................................................                       6,769
      Registration and filing expenses ................................................................                       5,014
      Shareholder servicing expenses ..................................................................                       1,254
      Printing expenses ...............................................................................                       1,003
      Trustee fees and meeting expenses ...............................................................                       2,507
      Securities pricing fees .........................................................................                       8,775
      Other operating expenses ........................................................................                       5,014
                                                                                                                       ------------
      Total Expenses ..................................................................................                     184,426

      Expenses reimbursed by advisor (note 2) .........................................................                     (18,639)
      Advisory fees waived (note 2) ...................................................................                     (87,760)
                                                                                                                       ------------
      Net Expenses ....................................................................................                      78,027
                                                                                                                       ------------

Net Investment Income .................................................................................                     783,394
                                                                                                                       ------------
Net Realized and Unrealized Loss on Investments

      Net realized loss from investment transactions ..................................................                    (271,970)
      Change in unrealized appreciation on investments ................................................                     269,899
                                                                                                                       ------------
Net Realized and Unrealized Loss on Investments .......................................................                      (2,071)
                                                                                                                       ------------
Net Increase in Net Assets Resulting from Operations ..................................................                $    781,323
                                                                                                                       =============






See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statements of Changes in Net Assets

                                                                                         September 30,         March 31,
For the period and fiscal year ended                                                        2005 (a)             2005
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment income .........................................................      $    783,394       $  1,292,380
     Net realized loss from investment transactions ................................          (271,970)           (37,667)
     Change in unrealized appreciation on investments ..............................           269,899         (1,419,112)
                                                                                          ------------       ------------
Net Increase (Decrease) in Net Assets Resulting from Operations ....................           781,323           (164,399)
                                                                                          ------------       ------------
Distributions to Shareholders: (note 4)
     Net investment income .........................................................          (825,501)        (1,406,195)
                                                                                          ------------       ------------
Decrease in Net Assets Resulting from Distributions ................................          (825,501)        (1,406,195)
                                                                                          ------------       ------------
Capital Share Transactions: (note 5)
     Shares sold ...................................................................         2,026,052         11,579,979
     Reinvested dividends and distributions ........................................           678,511          1,071,978
     Shares repurchased ............................................................        (5,396,501)       (10,812,138)
                                                                                          ------------       ------------
(Decrease) Increase from Capital Share Transactions ................................        (2,691,938)         1,839,819
                                                                                          ------------       ------------
Net (Decrease) Increase in Net Assets ..............................................        (2,736,116)           269,225
                                                                                          ============       ============
Net Assets:
     Beginning of period ...........................................................        39,403,473         39,134,248
     End of period .................................................................      $ 36,667,357       $ 39,403,473

Undistributed Net Investment Income ................................................      $    (40,483)             1,624


(a) Unaudited.


















See Notes to Financial Statements


EARNEST Partners Fixed Income Trust

Financial Highlights

For a share outstanding during the                 September 30,                                 March 31,
                                                                   ----------------------------------------------------------------
period or fiscal years ended                         2005 (a)       2005         2004          2003           2002          2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...........   $   10.63     $   11.08     $   10.88     $   10.08     $   10.32      $   9.84
                                                   ---------     ---------     ---------     ---------     ---------      --------
Income (Loss) from Investment Operations
      Net investment income ....................        0.22          0.41          0.36          0.51          0.59          0.61
      Net realized and unrealized (loss) gain
           on securities .......................        0.00         (0.42)         0.22          0.80         (0.24)         0.48
                                                   ---------     ---------     ---------     ---------     ---------      --------
Total from Investment Operations ...............        0.22         (0.01)         0.58          1.31          0.35          1.09
                                                   ---------     ---------     ---------     ---------     ---------      --------
Less Distributions:
      Dividends (from net investment income) ...       (0.23)        (0.44)        (0.38)        (0.51)        (0.59)        (0.61)
                                                   ---------     ---------     ---------     ---------     ---------      --------
Total Distributions ............................       (0.23)        (0.44)        (0.38)        (0.51)        (0.59)        (0.61)
                                                   ---------     ---------     ---------     ---------     ---------      --------
Net Asset Value, End of Period .................   $   10.62     $   10.63     $   11.08     $   10.88     $   10.08      $   10.32
                                                   =========     =========     =========     =========     =========      ========
Total return ...................................        2.07%        (0.12%)        5.43%        13.30%         3.32%        11.46%
                                                   =========     =========     =========     =========     =========      ========

Net Assets, End of Period (in thousands) .......   $  36,667     $  39,403     $  39,134     $  13,755     $   5,791      $  6,631

Average Net Assets for the Period (in thousands)   $  38,898     $  34,988     $  35,772     $   8,148     $   6,114      $  7,434

Ratios of:
Gross Expenses to Average Net Assets ...........        0.94 % (b)    0.97 %        0.95 %        1.97 %        2.44 %        1.99 %
Net Expenses to Average Net Assets .............        0.40 % (b)    0.40 %        0.40 %        0.58 %        0.90 %        0.90 %
Net Investment Income
      to Average Net Assets ....................        4.01 % (b)    3.69 %        3.31 %        4.55 %        5.65 %        6.05 %

Portfolio turnover rate ........................       11.14 %       43.87 %       54.20 %       74.35 %       23.87 %        7.68 %


(a) Unaudited.
(b) Annualized.














See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant    factors     described     above    and
     Accounting Policies                  particularly the spread between yields
                                          on the  securities  being  valued  and
EARNEST Partners Fixed Income Trust yields on U.S. Treasury securities (the "Fund") is a series fund. The with similar remaining years to
Fund is part of the Nottingham maturity. Those estimated values may Investment Trust II (the "Trust"), differ from the values that would have which was organized as a Massachusetts resulted from actual purchase and sale
business trust and is registered under    transactions.
the  Investment  Company  Act of  1940
(the "1940  Act"),  as amended,  as an    Investment Transactions and Investment
open-ended    management    investment    Income
company. The Fund is classified as Investment transactions are accounted diversified as defined in the 1940 for as of the date purchased or sold
Act.                                      (trade  date).   Dividend   income  is
                                          recorded  on  the  ex-dividend   date.
The  Fund   commenced   operations  on    Interest  income  is  recorded  on the
November  15,  1991.   The  investment    accrual     basis     and     includes
objective  of the Fund is to  preserve    amortization    of    discounts    and
capital  and  maximize  total  returns    premiums.   Gains   and   losses   are
through    active     management    of    determined  on  the  identified   cost
investment-grade          fixed-income    basis,  which is the same  basis  used
securities.                               for federal income tax purposes.

The following accounting policies have    Expenses
been consistently followed by the Fund The Fund bears expenses incurred and are in conformity with accounting specifically on its behalf as well as
principles  generally  accepted in the    a  portion   of   general   and  trust
United   States  of   America  in  the    expenses,    which    are    allocated
investment company industry.              according to methods approved annually
                                          by the Trustees.
Investment Valuation
The Fund's  investments  in securities    Dividend Distributions
are carried at value. Securities The Fund may declare and distribute listed on an exchange or quoted on a dividends from net investment income
national  market  system are valued at    at   the    end   of    each    month.
the last sales price as of 4:00 p.m. Distributions from capital gains (if Eastern Time. Other securities traded any) are generally declared and
in  the  over-the-counter  market  and    distributed annually.
listed  securities  for  which no sale
was  reported  on that date are valued    Estimates
at the most recent bid price. The preparation of financial Securities and assets for which statements in conformity with representative market quotations are accounting principles generally
not readily  available  (e.g.,  if the    accepted  in  the  United   States  of
exchange on which the portfolio America requires management to make security is principally traded closes estimates and assumptions that affect early or if trading of the particular the amount of assets, liabilities, portfolio security is halted during expenses and revenues reported in the the day and does not resume prior to financial statements. Actual results
the    Fund's    net    asset    value    could differ from those estimates.
calculation)   or  which   cannot   be
accurately  valued  using  the  Fund's    Federal Income Taxes
normal pricing procedures are valued No provision for income taxes is at fair value as determined in good included in the accompanying financial faith under policies approved by the statements, as the Fund intends to Trustees, taking into consideration distribute to shareholders all taxable institutional bid and last sale investment income and realized gains prices, and securities prices, yields, and otherwise comply with Subchapter M estimated maturities, call features, of the Internal Revenue Code
ratings,   institutional   trading  in    applicable  to  regulated   investment
similar   groups  of  securities   and    companies.
developments   related   to   specific
securities.   A  portfolio  security's    Indemnifications
"fair value" price may differ from the Under the Fund's organizational price next available for that documents, its officers and Trustees portfolio security using the Fund's are indemnified against certain normal pricing procedures. Instruments liabilities arising out of the
with maturities of 60 days or less are    performance  of  their  duties  to the
valued  at   amortized   cost,   which    Fund.  In  addition,   in  the  normal
approximates market value.                course of  business,  the Fund  enters
                                          into  contracts  with its  vendors and
The   financial   statements   include    others   that   provide   for  general
securities valued at $300,452 (0.82% indemnifications. The Fund's maximum of net assets) whose values have been exposure under these arrangements is estimated using a method approved by unknown, as this would involve future the Trust's Board of Trustees. Such claims that may be made against the
securities   are  valued  by  using  a    Fund.  The Fund  expects  that risk of
matrix system, which is based upon the    loss to be remote.


                                                                     (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

2.   Agreements                           Administrator
                                          The Fund pays a monthly administration
Advisor                                   fee to  The  Nottingham  Company  (the
The Fund pays a monthly  advisory  fee    "Administrator")    based   upon   the
to EARNEST Partners Limited, LLC (the average daily net assets of the Fund "Advisor") based upon the average and calculated at the annual rates
daily  net  assets  of  the  Fund  and    shown in the schedule  provided on the
calculated  at  the  annual  rates  as    following page,  which is subject to a
shown in Schedule A.                      minimum  of  $2,000  per  month.   The
                                          Administrator  also  receives a fee to
The  Advisor   has   entered   into  a    procure and pay the  custodian for the
contractual agreement (the "Expense funds, additional compensation for Limitation Agreement") with the Fund fund accounting and recordkeeping under which it has agreed to waive or services, and additional compensation reduce its fees and to assume other for certain costs involved with the expenses of the Fund, if necessary, in daily valuation of securities and as amounts that limit the Fund's total reimbursement for out-of-pocket
operating   expenses   (exclusive   of    expenses.  A  breakdown  of  these  is
interest,  taxes,  brokerage  fees and    provided below, in Schedule B.
commissions,  extraordinary  expenses,
and  payments,  if  any,  under a Rule    Compliance Services
12b-1   Plan)  to  not  more   than  a    The  Nottingham  Compliance  Services,
specified  percentage  of the  average    LLC, a fully  owned  affiliate  of The
daily net assets of the Fund for the Nottingham Company, provides services current fiscal year. For the current which assists the Trust's Chief period ended September 30, 2005, the Compliance Officer in monitoring and Advisor has waived fees amounting to testing the policies and procedures of $87,760. There can be no assurance the Trust in conjunction with that the Expense Limitation Agreement requirements under Rule 38a-1 of the will continue in the future. Subject Securities and Exchange Commission. It to approval by the Board of Trustees, receives compensation for this service
the Advisor may be able to recoup fees    at an annual rate of $7,750.
waived and expenses assumed during any
of the previous five (5) fiscal years,    Transfer Agent
provided that the Fund's total assets North Carolina Shareholder Services, exceed $20 million and the Fund has LLC (the "Transfer Agent") serves as reached a sufficient asset size to transfers, dividend paying, and permit such reimbursement to be made shareholder servicing agent for the without causing the total annual Fund. It receives compensation for its
expense  ratio of the  Fund to  exceed    services   at  a  rate   of  $15   per
0.40% as described above. The expense shareholder per year, subject to a limitation percentages, as well as the minimum fee of $1,500 per month.
Advisory fees waived and expenses Certain Trustees and officers of the reimbursed for the current fiscal year Trust are also officers of the Advisor
are  included in Schedule A,  provided    or the Administrator.
below.

------------------------------------------------------
Schedule A:
           Advisor Fees         Expense
       Average Net             Limitation    Expenses
          Assets        Rate     Ratio     Reimbursed
------------------------------------------------------
      On all assets     0.45%    0.40%        $18,639
------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Schedule B:                                                                             Fund Accounting
                                                                      Fund              Asset Based Fees
    Administration Fees^1          Custody Fees ^2                 Accounting                                        Blue Sky
      Average Net       Annual        Average Net        Annual       Fees         Average Net         Annual     Administration
         Assets          Rate           Assets            Rate      (monthly)        Assets             Rate       Fees (annual)
----------------------------------------------------------------------------------------------- ----------------------------------
       On all assets     0.125%    First $100 million     0.020%     $2,250       On all assets         0.01%       $150 per state
                                    Over $100 million     0.009%
--------------------- ------------------------------------------------------------------------------------------------------------
^1 Subject to minimum fees of $2,000 per month.
^2 Subject to minimum fees of $4,800 per year.

                                                                                                                       (Continued)


EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

3.   Purchases and Sales of Investment                  4.   Federal Income Tax
     Securities
                                                        The tax components of capital shown in
For the  period  ended  September  30,                  Table   1   below    represent:    (1)
2005,  the aggregate cost of purchases                  distribution  requirements  the  Funds
and proceeds  from sales of investment                  must  satisfy  under  the  income  tax
securities    (excluding    short-term                  regulations,  (2) losses or deductions
securities) were as follows:                            the   Funds  may  be  able  to  offset
                                                        against  income and gains  realized in
------------------------------------------------------  future  years,   and  (3)   unrealized
                               Proceeds from Sales of   appreciation    or   depreciation   of
    Purchases of Securities                Securities   investments  for  federal  income  tax
------------------------------------------------------  purposes.
                 $4,212,010                $6,801,762
------------------------------------------------------  Accumulated capital losses noted below represent net capital loss  carryovers
------------------------------------------------------  as of  March  31,  2005  that  may  be
Purchases of Long-Term U.S.    Proceeds from Sales of   available  to offset  future  realized
     Government Obligations Long-Term U.S. Government   capital   gains  and  thereby   reduce
                                          Obligations   future  taxable  gain   distributions.
------------------------------------------------------  Table 2  below  shows  the  expiration
                   $606,158                $3,161,440   dates of the carry-forwards.
------------------------------------------------------
                                                        Other  book  tax  differences  in  the
                                                        fiscal   year  ended  March  31,  2005
                                                        primarily consist of post-October loss
                                                        deferrals.
Table 1

---------------------------------------------------------------------------------------------------------------------------------
 Undistributed Ordinary   Undistributed Long-Term     Accumulated Capital       Other Book to Tax       Net Tax Appreciation/
         Income                    Gains                    Losses                 Differences              (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
         $1,624                      $0                    $189,821                  $95,597                  ($889,599)
---------------------------------------------------------------------------------------------------------------------------------

Table 2
---------------------------------------------------------------------------------------------------------------------------------
Capital Loss Carry-forward Expiration Schedule
For the year ended March 31, 2005
                                   March 31, 2009      March 31, 2010     March 31, 2011      March 31, 2012       March 31, 2013
---------------------------------------------------------------------------------------------------------------------------------
                                      $48,200                $0                 $0                  $0                $141,621
---------------------------------------------------------------------------------------------------------------------------------

The aggregate cost of investments  and    investment   securities   for  federal
the    composition    of    unrealized    income tax  purposes  as of  September
appreciation   and   depreciation   of    30, 2005 are noted in Table 3.


Table 3
---------------------------------------------------------------------------------------------------------------------------------
              Federal Tax Cost                             Aggregate Gross                             Aggregate Gross
                                                       Unrealized Appreciation                     Unrealized Depreciation
---------------------------------------------------------------------------------------------------------------------------------
                $36,897,848                                   $168,931                                   ($788,630)
---------------------------------------------------------------------------------------------------------------------------------

The    amount   of    dividends    and    short-term       gains,       realized
distributions   from  net   investment    gains/(losses) from paydowns, deferral
income and net realized  capital gains    of wash sale  losses,  net  investment
are  determined  in  accordance   with    losses      and      capital      loss
federal income tax  regulations  which    carry-forwards.      Any     permanent
may  differ  from  generally  accepted    differences  such  as tax  returns  of
accounting      principles.      These    capital  and  net  investment   losses
differences   are  due  to   differing    would be reclassified against capital.
treatments   for  items  such  as  net    These are broken out by  character  in
                                          Table 4.
Table 4
---------------------------------------------------------------------------------------------------------------------------------
For the period and fiscal year ended                             Distributions from                               Net Investment
                                         Ordinary Income      Long-Term Capital Gains   Tax Return of Capital          Loss
---------------------------------------------------------------------------------------------------------------------------------
                  September 30, 2005        $ 825,501                    $0                       $0                   $0
---------------------------------------------------------------------------------------------------------------------------------
                      March 31, 2005        $1,406,195                   $0                       $0                   $0
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      (Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

5.   Capital Share Transactions
---------------------------------------------------------------------------------------
                                                           September 30,      March 31,
For the period and fiscal year ended                          2005 (a)          2005
---------------------------------------------------------------------------------------
Transactions in Fund Shares
       Shares sold                                              187,473      1,070,675
       Reinvested distributions                                  63,273         99,447
       Shares repurchased                                     (502,261)      (996,752)
Net (Decrease) Increase in Capital Share Transactions         (251,515)        173,370
Shares Outstanding, Beginning of period                       3,705,716      3,532,346
Shares Outstanding, End of period                             3,454,201      3,705,716
---------------------------------------------------------------------------------------
(a) Unaudited.

6.   Change in Independent  Registered
     Public Accounting Firm

On  March  15,  2005,   the  Board  of
Trustees  engaged  Briggs,  Bunting  &
Dougherty,  LLP  ("BBD")  as  its  new
independent      registered     public
accounting  firm. At no time preceding
the  engagement  of BBD did  the  Fund
consult the firm regarding  either (i)
the    application    of    accounting
principles to a specified transaction,
either  completed or proposed,  or the
type of audit  opinion  that  might be
rendered   on  the  Fund's   financial
statements,  or (ii) any  matter  that
was either  subject of a  disagreement
or a reportable  event,  as such terms
are defined in Item 304 of  Regulation
S-K.

Prior to this date,  Deloitte & Touche
LLP   ("Deloitte")   served   as   the
independent      registered     public
accounting  firm  for  the  Trust  and
issued reports on the Fund's financial
statements as of March 31, 2005,  2004
and 2003. Such reports did not contain
an adverse  opinion or a disclaimer of
opinion,  nor were they  qualified  or
modified  as  to  uncertainty,   audit
scope, or accounting principles.

At no time  preceding  the  removal of
Deloitte  & Touche  LLP were there any
disagreements  with  Deloitte & Touche
LLP  on  any   matter  of   accounting
principles  or  practices,   financial
statement   disclosure,   or  auditing
scope     or     procedure,      which
disagreements,  if not resolved to the
satisfaction of Deloitte & Touche LLP,
would have caused it to make reference
to   the   subject   matter   of   the
disagreements  in connection  with its
report.   At  no  time  preceding  the
removal  of  Deloitte & Touche LLP did
any  of  the  events   enumerated   in
paragraphs  (1)(v)(A)  through  (D) of
Item 304(a) of Regulation S-K occur.

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)
________________________________________________________________________________

1.   Approval of  Advisory  Agreements    additional     compensation.     After
     During the Period                    reviewing  the  foregoing  information
                                          and further information in the Advisor
EARNEST Partners Limited, LLC Memorandum (e.g., descriptions of the ("Advisor") supervises the investments Advisor's business, the Fund's and the of EARNEST Partners Fixed Income Trust Advisor's compliance programs, and the ("Fund") pursuant to an Investment Advisor's Form ADV), the Board Advisory Agreement. During the Fund's concluded that the nature, extent, and most recent fiscal half-year, the quality of the services provided by Investment Advisory Agreement came up the Advisor was satisfactory and
for  renewal.  The  Board  unanimously    adequate for the Fund.
approved the renewal of the Investment
Advisory Agreement for another year at In considering the investment the Board's Annual Meeting on performance of the Fund and the
September 13, 2005.                       Advisor,  the Board compared the short
                                          and long-term  performance of the Fund
At the meeting, Trust Counsel with the performance of its benchmark ("Counsel") Trust Counsel ("Counsel") index, comparable funds with similar reviewed with the Board a memorandum objectives and size managed by other from Counsel dated September 2, 2005 investment advisors, and comparable and addressed to the Trustees that peer group indices (e.g., Morningstar summarized the Board's fiduciary category averages). The Board also duties and responsibilities in considered the consistency of the
reviewing  and  approving   Investment    Advisor's  management of the Fund with
Advisory Agreement for the Fund. the Fund's investment objective and Counsel discussed with the Board's policies. After reviewing the short independent trustees ("Independent and long-term investment performance Trustees") the types of information of the Fund, the Advisor's experience and factors that should be reviewed by managing the Fund and other advisory the Board and their responsibilities accounts, the Advisor's historical
in   making   an   informed   decision    investment   performance,   and  other
regarding the approval of the factors, the Board concluded that the continuation of the Investment investment performance of the Fund and
Advisory Agreement.                       its Advisor was satisfactory.

The Advisor then reviewed with the In considering the costs and services Board its response to a memorandum to be provided and profits to be from Counsel dated August 5, 2005 and realized by the Advisor and its addressed to the Advisor that affiliates from the relationship with contained information relating to the the Fund, the Board considered the continuation of the Investment Advisor's staffing, personnel, and Advisory Agreement ("Advisor methods of operating; the education
Memorandum"). The Advisor reviewed its and experience of the Advisor's Form ADV, experience, profitability personnel; the Advisor's compliance with respect to the Fund, financial policies and procedures; the financial strength, financial capability, its condition of the Advisor and the level personnel, its services to the Fund, of commitment to the Fund and the comparative expense ratio information Advisor by the principals of the for other mutual funds with strategies Advisor; the asset levels of the Fund; similar to those of the Fund, and and the overall expenses of the Fund,
other  information  contained  in  its    including  certain  prior fee  waivers
Advisor Memorandum.                       and  reimbursements  by the Advisor on
                                          behalf of the Fund and the  nature and
In considering the nature, extent, and    frequency  of advisory  fee  payments.
quality of the services provided by The Board reviewed the Advisor's the Advisor, the Board considered the financial statements and discussed the responsibilities the Advisor would financial stability and profitability have under its Investment Advisory of the firm. The Board reviewed the
Agreement. The Board reviewed the Fund's Expense Limitation Agreement services being provided by the Advisor with the Advisor, and discussed the to the Fund including, without Advisor's prior fee waivers under the limitation, the quality of its Expense Limitation Agreement in investment advisory services since the detail, including the nature and scope Fund's inception (including research of cost allocation for such. The Board and recommendations with respect to noted that the Expense Limitation portfolio securities), its procedures Agreement had been modified to change
for       formulating       investment    the  allowable   reimbursement  period
recommendations      and      assuring    from  five to three  years  under  the
compliance with the Fund's investment agreement. The Board also considered objectives and limitations, its potential benefits for the Advisor in coordination of services for the Fund managing the Fund, including promotion among the Fund's service providers, of the Advisor's name, and the ability and its efforts to promote the Fund, for the Advisor to place small grow the Fund's assets, and assist in accounts into the Fund. The Board then the distribution of Fund shares. The compared the fees and expenses of the Board noted that a principal executive Fund (including the management fee) to officer and two vice presidents for other funds comparable to the Fund in the Fund were employees of the Advisor terms of the type of fund, the style
and   served    the   Trust    without

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)
________________________________________________________________________________

of investment management,  the size of    selecting    and     evaluating    the
the fund and the nature of its broker-dealers used; and any investment strategy, among other anticipated allocation of portfolio factors. The Board determined that the business to persons affiliated with Fund's management fee was lower than the Advisor. After further review and most of the comparable funds and the discussion, the Board determined that
Fund's  net  expense  ratio  was lower    the  Advisor's   practices   regarding
than most of the comparable  funds and    brokerage and  portfolio  transactions
lower  than  the   industry   average.    were satisfactory.
Following  this  comparison  and  upon
further  consideration  and discussion    In  evaluating  the   possibility  for
of the foregoing, the Board concluded conflicts of interest, the Board that the fees to be paid to the considered such matters as the
Advisor by the Fund were fair and experience and ability of the advisory reasonable in relation to the nature personnel assigned to the Fund; the
and  quality  of  the  services  to be    basis  of  decisions  to buy  or  sell
provided by the Advisor.                  securities  for the Fund and/or  other
                                          accounts  of the  Advisor;  the method
In considering the extent to which for bunching of portfolio securities economies of scale would be realized transactions; and the substance and as the Fund grows and whether the administration of the code of ethics advisory fee levels reflect these of the Advisor. Following further economies of scale for the benefits of consideration and discussion, the the Fund's investors, the Board Board indicated that the Advisor's considered that the Fund's fee standards and practices relating to arrangements with its Advisor involved the identification and mitigation of both the management fee and an Expense potential conflicts of interests were
Limitation   Agreement.    The   Board    satisfactory.
determined  that while the  management
fee would remain the same at all asset Based upon all of the foregoing levels, the Fund's shareholders had considerations, the Board, including a experienced benefits from the Fund's majority of the Independent Trustees, Expense Limitation Agreement. The approved the renewal of the Investment
Board  noted  that,  due to the Fund's    Advisory Agreement for the Fund.
size,  its  shareholders  would likely
continue to  experience  benefits from    2.   Proxy Voting  Policies and Voting
the Expense Limitation Agreement until         Record
the  Fund's  assets  grew  to a  level
where the Fund's  expenses  fell below    A copy of the Trust's Proxy Voting and
the cap set by the Expense Limitation Disclosure Policy and the Advisor's Agreement and the Advisor began Proxy Voting and Disclosure Policy are receiving its full fee. Thereafter, included in Appendix B to the Fund's the Board noted that the Fund's Statement of Additional Information shareholders would continue to benefit and is available, without charge, upon from economies of scale under the request, by calling 1-800-773-3863. Fund's agreements with service Information regarding how the Fund providers other than the Advisor. voted proxies relating to portfolio Following further discussion of the securities during the most recent Fund's asset level, expectations for 12-month period ended June 30 will be growth, and levels of fees, the Board available (1) without charge, upon determined that the Fund's fee request, by calling the Fund at the arrangements were fair and reasonable number above and (2) on the SEC's
in  relation to the nature and quality    website at http://www.sec.gov.
of the  services to be provided by the
Advisor  and that the  Fund's  Expense    3.   Quarterly Portfolio Holdings
Limitation Agreement would continue to
provide potential savings or The Fund files its complete schedule protection for shareholders based on of portfolio holdings with the SEC for
the Fund's asset levels.                  the first and third  quarters  of each
                                          fiscal  year on From N-Q.  The  Fund's
In considering brokerage and portfolio Form N-Q are available on the SEC's transactions, the Board considered the website at http://www.sec.gov. You may Advisor's standards and the Advisor's review and make copies at the SEC's performance in utilizing those Public Reference Room in Washington, standards to seek best execution for D.C. You may also obtain copies after Fund portfolio transactions, including paying a duplicating fee by writing the use of alternative markets (e.g., the SEC's Public Reference Section, direct purchases from issuers or Washington, D.C. 20549-0102 or by
underwriters).  The Board  noted  that    electronic          request         to
the  Fund's  fixed  income   portfolio    publicinfo@sec.gov,  or  is  available
transactions  are  normally  principal    without  charge,   upon  request,   by
transactions        executed        in    calling  the  fund at  1-800-773-3863.
over-the-counter markets on a "net" Information on the operation of the basis. The Board considered the Public Reference Room may be obtained
anticipated  portfolio  turnover  rate    by calling the SEC at 202-942-8090.
for the Fund; the method and basis for

The Mutual Fund is a series of the
The Nottingham Investment Trust II








For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:                                   Documented:

NC Shareholder Services                       EARNEST Partners Limited, LLC
116 South Franklin Street                     75 Fourteenth Street, Suite 2300
Rocky Mount, North Carolina 27804             Atlanta, Georgia 30309

Toll-Free Telephone:                          Toll-Free Telephone:

1-800-773-3863                                1-800-322-0068

World Wide Web @:                             World Wide Web @:

nottinghamco.com                              earnestpartners.com




[Advisors Logo Here]
EARNEST PARTNERS

Semi-Annual Report 2005





                                                                  Balanced Fund
                                                                    Equity Fund
                                                             Small Company Fund
                                                      International Equity Fund
                                                                   Mid-Cap Fund
                                                             September 30, 2005
                                                                    (Unaudited)






 [Logo]
BROWN CAPITAL MANAGEMENT








This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863

Table of Contents

Balanced Fund..................................................................4
Equity Fund....................................................................7
Small Company Fund.............................................................9
International Equity Fund.....................................................11
Mid-Cap Fund..................................................................13
Statement of Assets and Liabilities...........................................15
Statement of Operations.......................................................16
Statement of Changes in Net Assets............................................17
Financial Highlights..........................................................19
Notes to Financial Statements.................................................22



--------------------------------------------------------------------------------
Investments in the Brown Capital Management Funds ("Funds") are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Funds' prospectus. Additionally there is small company risk associated with the Small Company Fund, credit risk, interest rate risk, maturity risk, investment grade securities risk associated with the Balanced Fund, mid-cap companies risk associated with the Mid-Cap Fund and foreign securities risk, emerging market risk, currency risk, Euro risk, political/economic risk, regulatory risk and transaction costs risk associated with the International Fund.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Regarding the Brown Capital Management: Balanced Fund, Equity Fund, Mid-Cap and International Equity Fund:

Stated performance in the aforementioned funds was achieved at some or all points during the year by waiving or reimbursing part of those funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2005.


For More Information on Your Brown Capital Management (BCM) Mutual Funds:

      See Our Web site @ www.browncapital.com
               or
      Call Our Shareholder Services Group Toll-Free at 1-877-892-4BCM,
                                                      (1-877-892-4226)

As a shareholder of the Funds, you incur ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                         Beginning                 Ending
                                                       Account Value            Account Value             Expenses Paid
Expense Examples                                       April 1, 2005         September 30, 2005          During Period*
-------------------------------------------------- ----------------------- ------------------------ -------------------------
Balanced Fund
-------------------------------------------------- ----------------------- ------------------------ -------------------------
Actual                                                   $1,000.00                $1,037.60                   $6.13
-------------------------------------------------- ----------------------- ------------------------ -------------------------
Hypothetical (5% return before expenses)                 $1,000.00                $1,019.05                   $6.07
-------------------------------------------------- ----------------------- ------------------------ -------------------------
Equity Fund
--------------------------------------------------- ---------------------- ------------------------ -------------------------
Actual                                                    $1,000.00               $1,045.40                   $6.15
--------------------------------------------------- ---------------------- ------------------------ -------------------------
Hypothetical (5% return before expenses)                  $1,000.00               $1,019.05                   $6.07
--------------------------------------------------- ---------------------- ------------------------ -------------------------
Small Company Fund
--------------------------------------------------- ---------------------- ------------------------ -------------------------
Actual                                                    $1,000.00               $1,147.60                   $6.46
--------------------------------------------------- ---------------------- ------------------------ -------------------------
Hypothetical (5% return before expenses)                  $1,000.00               $1,019.05                   $6.07
--------------------------------------------------- ---------------------- ------------------------ -------------------------
International Equity Fund
--------------------------------------------------- ---------------------- ------------------------ -------------------------
Actual                                                    $1,000.00               $1,057.50                  $10.32
--------------------------------------------------- ---------------------- ------------------------ -------------------------
Hypothetical (5% return before expenses)                  $1,000.00               $1,015.04                  $10.10
--------------------------------------------------- ---------------------- ------------------------ -------------------------
Mid-Cap Fund Institutional Class
--------------------------------------------------- ---------------------- ------------------------ -------------------------
Actual                                                    $1,000.00               $1,036.00                  $6.64
--------------------------------------------------- ---------------------- ------------------------ -------------------------
Hypothetical (5% return before expenses)                  $1,000.00               $1,018.55                  $6.58
--------------------------------------------------- ---------------------- ------------------------ -------------------------
Mid-Cap Fund Investor Class
--------------------------------------------------- ---------------------- ------------------------ -------------------------
Actual                                                    $1,000.00               $1,034.80                  $7.91
--------------------------------------------------- ---------------------- ------------------------ -------------------------
Hypothetical (5% return before expenses)                  $1,000.00               $1,017.30                  $7.84
--------------------------------------------------- ---------------------- ------------------------ -------------------------

* Expenses are equal to the Funds' annualized expense ratio (1.20% for the Balanced Fund, Equity Fund and Small Company Fund. 2.00% for the International Fund and 1.30% and 1.55% for the Mid-Cap Institutional Class and Mid-Cap Investor Class, respectively) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of September 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                         Shares or   Market Value                                         Shares or   Market Value
                                         Principal     (Note 1)                                           Principal     (Note 1)
----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 71.83%                                               Health Care Equipment & Services - 6.70%
                                                                     *  Caremark Rx, Inc.                    2,000        99,860
Automobile & Components - 0.84%                                      *  Express Scripts, Inc.                1,500        93,300
     Harley-Davidson, Inc.                  2,160   $    104,630     *  Resmed Inc.                            600        47,790
                                                    ------------     *  St. Jude Medical Inc.                2,800       131,040
                                                                        Stryker Corporation                  2,120       104,792
Capital Goods & Services - 5.63%                                        UnitedHealth Group
     Danaher Corporation                    4,200        226,086            Incorporated                     3,600       202,320
     Fastenal Company                       1,558         95,178     *  WellPoint Inc.                       2,000       151,640
     General Electric Company              10,000        336,700                                                    ------------
     Joy Global Inc.                          800         40,368                                                         830,742
                                                    ------------                                                    ------------
                                                         698,332
                                                    ------------     Household & Personal Products - 3.45%
                                                                        Proctor & Gamble Co.                 7,200       428,112
Consumer Durables & Apparel - 1.87%                                                                                 ------------
*    Coach, Inc.                            3,490        109,446     Insurance - 1.55%
     Fortune Brands, Inc.                   1,500        121,995        American International
                                                    ------------            Group, Inc.                      3,100       192,076
                                                         231,441                                                    ------------
                                                    ------------
Consumer Services - 2.71%
*    Apollo Group, Inc.                     1,200         79,668
     Carnival Corporation                   1,900         94,962
     Darden Restaurants, Inc.               2,200         66,814     Pharmaceuticals & Biotechnology - 7.84%
     Marriott International, Inc.           1,500         94,500     *  Amgen, Inc.                          3,160       251,757
                                                    ------------        Eli Lilly & Company                  2,100       112,392
                                                         335,944     *  Genzyme Corporation                  1,900       136,116
                                                    ------------        Johnson & Johnson                    4,400       278,432
                                                                        Pfizer Inc.                          7,760       193,767
Diversified Financial Services - 4.39%                                                                              ------------
     American Express Company               3,700        212,528                                                         972,464
     Investors Financial                                                                                            ------------
        Services Corp.                      3,600        118,440
     Legg Mason, Inc.                         885         97,076
     T. Rowe Price Group Inc.               1,795        117,214     Retailing - 7.43%
                                                    ------------     *  Advance Auto Parts, Inc.             2,250        87,030
                                                         545,258        Best Buy Co., Inc.                   3,350       145,825
                                                    ------------     *  Dick's Sporting Goods, Inc.          1,200        36,132
Energy - 6.64%                                                       *  eBay Inc.                            2,400        98,880
     Baker Hughes, Inc.                     2,400        143,232        Home Depot, Inc.                     2,100        80,094
     Diamond Offshore Drilling, Inc.        3,000        183,750     *  Kohl's Corporation                   1,400        70,252
     Noble Corporation                        800         54,768        Lowe's Companies, Inc.               1,175        75,670
     Schlumberger Limited                   2,000        168,760        Nordstrom, Inc.                      3,300       113,256
*    Transocean Inc.                        1,800        110,358        Staples, Inc.                        6,200       132,184
     XTO Energy, Inc.                       3,600        163,152        Target Corporation                   1,600        83,088
                                                    ------------                                                    ------------
                                                         824,020                                                         922,411
                                                    ------------                                                    ------------
Food & Staples Retailing - 1.72%
     Walgreen Co.                           2,800        121,660     Semiconductors & Semiconductor Equipment - 2.88%
     Whole Foods Market, Inc.                 680         91,426        Applied Materials, Inc.              5,810        98,538
                                                    ------------        Maxim Integrated Products, Inc.      2,200        93,830
                                                         213,086        Texas Instruments, Inc.              4,880       165,432
                                                    ------------                                                    ------------
Food, Beverage & Tobacco - 1.05%                                                                                         357,800
     PepsiCo., Inc.                         2,300        130,433                                                    ------------
                                                    ------------





                                                                                                                        (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of September 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                         Shares or   Market Value                                         Shares or   Market Value
                                         Principal     (Note 1)                                           Principal     (Note 1)
----------------------------------------------------------------    ---------------------------------------------------------------
COMMON STOCKS - (Continued)                                          U.S. GOVERNMENT OBLIGATIONS - 10.12%
                                                                        United States Treasury Bills
Software & Services - 9.00%                                                 3.495%, 10/20/05             $ 500,000  $    499,286
     Adobe Systems, Inc.                    3,500   $    104,475            3.635%, 10/27/05               500,000       548,888
*    Broadcom Corporation                   2,000         93,820        United States Treasury Notes
     Computer Associates                                                    8.00%, 11/15/21                 20,000        27,686
        International, Inc.                 3,200         88,992            6.25%, 08/15/23                 20,000        23,915
*    Electronic Arts Inc.                   2,400        136,536        Federal Home Loan Mortgage Corporation
*    Google Inc.                              405        128,166            5.95%, 01/19/06                155,000       155,862
*    Mercury Interactive Corporation        2,000         79,200                                                    ------------
     Microsoft Corporation                 10,120        260,388
*    Oracle Corporation                     9,800        121,422     Total U.S. Government Obligations
     Paychex, Inc.                          2,800        103,824            (Cost $1,244,815)                          1,255,637
                                                    ------------                                                    ------------
                                                       1,116,823
                                                    ------------
                                                                     CORPORATE OBLIGATIONS - 9.42%
                                                                       Boston Edison Company
Technology Hardware & Equipment - 7.74%                                    7.80%, 05/15/10                  60,000        67,510
*    Apple Computers, Inc.                  2,700        144,747       Coca-Cola Company
*    Cisco Systems, Inc.                    8,340        149,536           5.75%, 03/15/11                 200,000       209,410
*    Dell Inc.                              4,930        168,606       Dow Chemical
*    EMC Corporation                       11,170        144,540           7.375%, 11/01/29                170,000       207,545
*    Jabil Circuit, Inc.                    5,710        176,553       Dow Chemical Capital Debenture
*    Juniper Networks, Inc.                 1,800         42,822           9.20%, 06/01/10                  15,000        17,688
*    Network Appliance, Inc.                1,500         35,610       El Paso Energy
*    Zebra Technologies Corp.               2,500         97,725           6.95%, 12/15/07                 200,000       202,750
                                                    ------------       ITT Corporation
                                                         960,139           7.375%, 11/15/15                 95,000       103,075
                                                    ------------       Nalco Chemical
Transportation - 0.39%                                                     6.25%, 05/15/08                  50,000        50,063
     Norfolk Southern Corporation           1,200         48,672       Sears Roebuck Acceptance
                                                    ------------           7.00%, 02/01/11                 170,000       175,724
                                                                       Time Warner Company, Inc.
Total Common Stocks (Cost $8,243,523)                  8,912,383           9.15%, 02/01/23                  35,000        45,206
                                                    ------------       Wal-Mart Stores, Inc.
                                                                           8.07%, 12/21/12                  80,000        89,427
INVESTMENT COMPANY - 3.97%                                                                                          ------------
     Merrimac Cash Series Nottingham Shares                         Total Corporate Obligations
        (Cost $493,331)                   493,331        493,331           (Cost $1,084,796)                           1,168,398
                                                    ------------                                                    ------------
                                                                    Total Investments
PRIVATE INVESTMENT COMPANY - 4.49%                                         (Cost $11,624,260) - 99.83%              $ 12,387,544
 (B)   Pamlico Enhanced Cash Trust                                  Other Assets less Liabilities - 0.17%                 20,580
        (Cost $557,795)                   557,795        557,795                                                    ------------
                                                    ------------
                                                                    Net Assets - 100.00%                            $ 12,408,124
                                                                                                                    ============

                                                                                                                        (Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of September 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------    ---------------------------------------------------------------

 *   Non-income producing investment.                               Summary of Investments by Industry
(B)  Restricted  security - A  restricted  security  cannot be                                           % of Net
     resold to the general public  without prior  registration      Industry                               Assets         Value
     under the Securities Act of 1933.  Restricted  securities      -------------------------------------------------------------
     are valued  according to the  guidelines  and  procedures      Automobile & Components                 0.84%    $    104,630
     adopted  by the  Board of  Trustees.  The Fund  currently      Capital Goods & Services                5.63%         698,332
     holds 557,795 shares of Pamlico  Enhanced Cash Trust at a      Consumer Durables & Apparel             1.87%         231,441
     cost of $557,795.  The total fair value of this  security      Consumer Services                       2.71%         335,944
     at September 30, 2005 is $557,795, which represents 4.49%      Corporate Obligations                   9.42%       1,168,398
     of net assets.                                                 Diversified Financial Services          4.39%         545,258
                                                                    Energy                                  6.64%         824,020
                                                                    Food & Staples Retailing                1.72%         213,086
                                                                    Food, Beverage & Tobacco                1.05%         130,433
                                                                    Health Care Equipment & Services        6.70%         830,742
                                                                    Household & Personal Products           3.45%         428,112
                                                                    Insurance                               1.55%         192,076
                                                                    Investment Company                      3.97%         493,331
                                                                    Pharmaceuticals & Biotechnology         7.84%         972,464
                                                                    Private Investment Company              4.49%         557,795
                                                                    Retailing                               7.43%         922,411
                                                                    Semiconductors &
                                                                       Semiconductor Equipment              2.88%         357,800
                                                                    Software & Services                     9.00%       1,116,823
                                                                    Technology Hardware & Equipment         7.74%         960,139
                                                                    Transportation                          0.39%          48,672
                                                                    U.S. Government Obligations            10.12%       1,255,637
                                                                    -------------------------------------------------------------
                                                                                                           99.83%    $ 12,387,544


See Notes to Financial Statements

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                    Market Value
                                          Shares     (Note 1)                                               Shares     (Note 1)
----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 99.09%                                               Health Care Equipment & Services - 9.19%
                                                                     *  Caremark Rx, Inc.                    3,000  $    149,790
Automobile & Components - 1.19%                                      *  Express Scripts Inc.                 2,300       143,060
     Harley-Davidson, Inc.                  3,300   $    159,852     *  Resmed Inc.                            900        71,685
                                                    ------------     *  St. Jude Medical, Inc.               4,200       196,560
                                                                        Stryker Corporation                  3,200       158,176
Capital Goods & Services - 8.22%                                        UnitedHealth Group Incorporated      5,400       303,480
     Danaher Corporation                    6,100        328,363     *  WellPoint Inc.                       2,800       212,296
     Fastenal Company                       2,214        135,253                                                    ------------
     General Electric Company              17,100        575,757                                                       1,235,047
     Joy Global Inc                         1,300         65,598                                                    ------------
                                                    ------------     Household & Personal Products - 4.60%
                                                       1,104,971        The Procter & Gamble Company        10,400       618,384
                                                    ------------                                                    ------------
Consumer Durables & Apparel - 2.60%                                   Insurance - 2.17%
*    Coach, Inc.                            5,190        162,758        American International
     Fortune Brands, Inc.                   2,300        187,059           Group, Inc.                        4,700      291,212
                                                    ------------                                                    ------------
                                                         349,817     Pharmaceuticals & Biotechnology - 11.09%
                                                    ------------     *  Amgen, Inc.                          4,800       382,416
Consumer Services - 3.77%                                               Eli Lilly & Company                  3,400       181,968
*    Apollo Group, Inc.                     1,900        126,141     *  Genzyme Corporation                  3,100       222,084
     Carnival Corporation                   2,820        140,944        Johnson & Johnson                    6,500       411,320
     Darden Restaurants, Inc.               3,300        100,221        Pfizer Inc.                         11,700       292,149
     Marriott International, Inc.           2,200        138,600                                                    ------------
                                                    ------------                                                       1,489,937
                                                         505,906                                                    ------------
                                                    ------------     Retailing - 10.03%
Diversified Financial Services - 5.99%                               *  Advance Auto Parts, Inc.             3,300       127,644
     American Express Company               5,500        315,920        Best Buy Co., Inc.                   5,150       224,179
     Investors Financial                                             *  Dick's Sporting Goods, Inc.          1,800        54,198
        Services Corp.                      4,400        144,760     *  eBay Inc.                            2,600       107,120
     Legg Mason, Inc.                       1,350        148,082        Home Depot, Inc.                     3,200       122,048
     T. Rowe Price Group Inc.               3,000        195,900     *  Kohl's Corporation                   2,100       105,378
                                                    ------------        Lowe's Companies, Inc.               1,820       117,208
                                                         804,662        Nordstrom, Inc.                      4,900       168,168
                                                    ------------        Staples, Inc.                        9,250       197,210
Energy - 8.72%                                                          Target Corporation                   2,400       124,632
     Baker Hughes, Inc.                     3,400        202,912                                                    ------------
     Diamond Offshore Drilling, Inc.        3,700        226,625                                                       1,347,785
     Noble Corporation                      1,200         82,152                                                    ------------
     Schlumberger Limited                   3,000        253,140
*    Transocean Inc.                        2,600        159,406     Semiconductors & Semiconductor Equipment - 3.57%
     XTO Energy, Inc.                       5,466        247,719        Applied Materials, Inc.              9,500       161,120
                                                    ------------        Maxim Integrated Products, Inc.      3,100       132,215
                                                       1,171,954        Texas Instruments, Inc.              5,500       186,450
                                                    ------------                                                    ------------
Food & Staples Retailing - 2.34%                                                                                         479,785
     Walgreen Co.                           4,200        182,490                                                    ------------
     Whole Food Market, Inc.                  980        131,761
                                                    ------------
                                                         314,251
                                                    ------------
Food, Beverage & Tobacco - 1.52%
     PepsiCo, Inc.                          3,600        204,156
                                                    ------------




                                                                                                                        (Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                          Shares     (Note 1)
----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - (Continued)
                                                                     *   Non-income producing investment.
Software & Services - 12.64%                                        (B)  Restricted  security - A  restricted  security  cannot be
     Adobe Systems, Inc.                    5,400   $    161,190         resold to the general public  without prior  registration
*    Broadcom Corporation                   2,900        136,039         under the Securities Act of 1933.  Restricted  securities
     Computer Associates                                                 are valued  according to the  guidelines  and  procedures
        International, Inc.                 4,700        130,707         adopted  by the  Board of  Trustees.  The Fund  currently
*    Electronic Arts Inc.                   3,900        221,871         holds 122,528 shares of Pamlico  Enhanced Cash Trust at a
*    Google Inc.                              610        193,041         cost of $122,528.  The total fair value of this  security
*    Mercury Interactive Corporation        3,100        122,760         at September 30, 2005 is $122,528, which represents 0.91%
     Microsoft Corporation                 15,500        398,815         of net assets.
*    Oracle Corporation                    14,700        182,133
     Paychex, Inc.                          4,100        152,028
                                                    ------------
                                                       1,698,584
                                                    ------------
Technology Hardware & Equipment - 10.91%                                Summary of Investment by Industry
*    Apple Computer, Inc.                   4,000        214,440                                          % of Net
*    Cisco Systems, Inc.                   11,900        213,367        Industry                            Assets          Value
*    Dell Inc.                              8,100        277,020        -----------------------------------------------------------
*    EMC Corporation                       17,000        219,980        Automobile & Components             1.19%         $ 159,852
*    Jabil Circuit, Inc.                    8,800        272,096        Capital Goods & Services            8.22%         1,104,971
*    Juniper Networks, Inc.                 2,700         64,233        Consumer Durables & Apparel         2.60%           349,817
*    Network Appliance, Inc.                2,200         52,228        Consumer Services                   3.77%           505,906
*    Zebra Technologies Corp.               3,900        152,451        Diversified Financial Services      5.99%           804,662
                                                    ------------        Energy                              8.72%         1,171,954
                                                       1,465,815        Food & Staples Retailing            2.34%           314,251
                                                    ------------        Food, Beverage & Tobacco            1.52%           204,156
Transportation - 0.54%                                                  Health Care Equipment & Services    9.19%         1,235,047
     Norfolk Southern Corporation           1,800         73,008        Household & Personal Products       4.60%           618,384
                                                    ------------        Insurance                           2.17%           291,212
                                                                        Pharmaceuticals & Biotechnology    11.09%         1,489,937
Total Common Stocks (Cost $12,274,469)                13,315,126        Private Investment Company          0.91%           122,528
                                                    ------------        Retailing                          10.03%         1,347,785
                                                                        Semiconductors &
PRIVATE INVESTMENT COMPANY - 0.91%                                         Semiconductor Equipment          3.57%           479,785
 (B)   Pamlico Enhanced Cash Trust                                      Software & Services                12.64%         1,698,584
        (Cost $122,528)                   122,528        122,528        Technology Hardware & Equipment    10.91%         1,465,815
                                                    ------------        Transportation                      0.54%            73,008
                                                                        -----------------------------------------------------------
Total Investments (Cost $12,396,997) - 100.00%      $ 13,437,654        Total                             100.00%      $ 13,437,654
Liabilities in Excess of Other Assets - (0.00%)             (583)
                                                    ------------

Net Assets - 100.00%                                $ 13,437,071
                                                    ============





See Notes to Financial Statements

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of September 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                    Market Value
                                          Shares     (Note 1)                                               Shares     (Note 1)
----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 93.90%                                               Medical/Healthcare - 24.01%
                                                                      * Accelrys, Inc.                     931,553  $  6,297,298
Business Services - 20.64%                                            * Advanced Neuromodulation
     Acxiom Corporation                   526,100    $ 9,848,592            Systems, Inc.                  211,500    10,037,790
     Catalina Marketing Corporation       195,100      4,436,574      * Affymetrix, Inc.                   263,800    12,195,474
   * Concur Technologies Inc.           1,361,715     16,844,414      * Bruker Biosciences Corporation     887,500     3,887,250
     Fair Isaac Corporation               233,825     10,475,360        Diagnostic Products Corporation    168,000     8,858,640
   * Macrovision Corporation              742,245     14,176,880      * Molecular Devices Corporation      516,050    10,780,284
   * PDI, Inc.                            190,300      2,913,493      * Pharmacopeia, Inc.                 465,776     1,667,478
   * ScanSoft, Inc.                       491,825      2,621,422      * Serologicals Corporation           708,400    15,981,504
   * SPSS Inc.                            617,900     14,829,600      * Specialty Laboratories, Inc.     1,229,942    16,272,133
   * Transaction Systems                                              * Techne Corporation                 192,750    10,982,895
        Architects, Inc.                  351,900      9,800,415      * Ventana Medical Systems, Inc.       80,400     3,060,828
                                                    ------------                                                     -----------
                                                      85,946,750                                                     100,021,574
                                                    ------------                                                     -----------
Consumer Related - 9.82%                                             Pharmaceuticals - 6.21%
   * Dolby Laboratories                   619,200      9,907,200      * Albany Molecular Research, Inc.    251,250     3,060,225
   * DTS Inc.                             816,740     13,753,902      * Human Genome Sciences, Inc.        680,500     9,247,995
   * Green Mountain Coffee                                            * Incyte Corporation               1,140,900     5,362,230
        Roasters, Inc.                    311,597     10,837,344        Medicis Pharmaceuticals
   * Panera Bread Company                  12,900        660,222            Corporation                    251,400     8,185,584
   * The Cheesecake Factory Inc.          183,625      5,736,445                                                     -----------
                                                    ------------                                                      25,856,034
                                                      40,895,113                                                     -----------
                                                    ------------

Industrial Products & Systems - 19.26%                               Total Common Stock (Cost $326,486,335)          391,066,215
   * ANSYS, Inc.                          333,600     12,840,264                                                     -----------
     Cognex Corporation                   483,700     14,544,859
   * Dionex Corporation                   153,600      8,332,800     INVESTMENT COMPANY - 2.36%
   * FEI Company                          733,700     14,123,725        Merrimac Cash Series Nottingham Shares
   * FLIR Systems, Inc.                   482,994     14,286,962            (Cost $9,845,817)            9,845,817     9,845,817
   * Symyx Technologies                   616,147     16,093,760                                                     -----------
                                                    ------------
                                                      80,222,370     PRIVATE INVESTMENT COMPANY - 4.04%
                                                    ------------     (B)  Pamlico Enhanced Cash Trust
Information/Knowledge Management - 13.96%                                    (Cost $16,831,225)         16,831,225    16,831,225
   * Datastream Systems, Inc.             438,500      3,464,150                                                    ------------
   * Dendrite International, Inc.         710,360     14,271,132
   * Manhattan Associates, Inc.           610,800     14,170,560     Total Investments
   * Netscout Systems, Inc.               939,600      5,102,028        (Cost $353,163,377) - 100.30%               $417,743,257
   * Radisys Corporation                  680,500     13,201,700     Liabilities in Excess of Other Assets - (0.30%)  (1,261,654)
   * Tollgrade Communications, Inc.       624,000      5,279,040                                                    ------------
   * Tripos, Inc.                         148,900        625,380
   * Tyler Technologies, Inc.             242,800      2,010,384     Net Assets - 100.00%                           $416,481,603
                                                    ------------                                                    ============
                                                      58,124,374
                                                    ------------







                                                                                                                        (Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of September 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------    ----------------------------------------------------------------

 *   Non-income producing investment.                               Summary of Investments by Sector
(B)  Restricted   security - A  restricted  security  cannot be                                      % of Net
     resold   to    the   general    public    without    prior     Sector                           Assets          Value
     registration  under the Securities Act of 1933. Restricted     --------------------------------------------------------
     securities   are valued  according to the  guidelines  and     Business Services                 20.64%     $ 85,946,750
     procedures   adopted  by the Board of  Trustees.  The Fund     Consumer Related                   9.82%       40,895,113
     currently  holds   16,831,225  shares of Pamlico  Enhanced     Industrial Products & Systems     19.26%       80,222,370
     Cash Trust at a  cost of $16,831,225. The total fair value     Information/Knowledge
     of this  security  at September  30, 2005 is  $16,831,225,         Management                    13.96%       58,124,374
     which represents  4.04% of net assets.                         Investment Company                 2.36%        9,845,817
                                                                    Medical/Healthcare                24.01%      100,021,574
                                                                    Pharmaceuticals                    6.21%       25,856,034
                                                                    Private Investment Company         4.04%       16,831,225
                                                                    ---------------------------------------------------------
                                                                                                     100.30%    $ 417,743,257















See Notes to Financial Statements

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                      Market Value
                                          Shares     (Note 1)                                               Shares      (Note 1)
----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 97.20%                                              Israeli Equities - 3.92%
                                                                    *  Check Point Software
Australian Equities - 3.32%                                               Technologies, Ltd.                 4,500   $    109,440
   McGuigan Simeon Wines Ltd.             42,000   $    131,320     u  Teva Pharmaceutical Industries Ltd.  10,350        345,897
   Westpac Banking Corporation            15,800        254,236                                                      ------------
                                                   ------------                                                           455,337
                                                        385,556                                                      ------------
                                                   ------------     Italian Equities - 7.10%
Belgium Equity - 2.15%                                                 Amplifon SpA                          4,690        325,557
   Dexia                                  11,070        249,223        Tod's SpA                             3,800        229,338
                                                   ------------        UniCredito Italiano SpA              47,800        269,466
                                                                                                                     ------------
Bermuda Equities - 1.85%                                                                                                  824,361
   Axis Capital Holdings Ltd.              4,010        114,325                                                      ------------
   Endurance Specialty Holdings Ltd.       2,925         99,772     Japanese Equities - 5.08%
                                                   ------------        Daito Trust Construction Co Ltd.      6,800        297,710
                                                        214,097        Japan Tabacco Inc.                        8        126,145
                                                   ------------        Origin Toshu Co Ltd.                  5,600         88,499
Canadian Equities - 4.49%                                              SKY Perfect Communications Inc.          99         77,616
*  Patheon, Inc.                          14,400         90,642                                                      ------------
   Royal Bank of Canada                    4,050        295,650                                                           589,970
*  SunOpta Inc.                           27,700        134,622                                                      ------------
                                                   ------------     Mexican Equities - 6.34%
                                                        520,914     u  Fomento Economico
                                                   ------------           Mexicano, SA de CV                 3,350        234,232
                                                                    u  Grupo Aeroportuario del
Chinese Equity - 1.66%                                                 Sureste SA de CV                      4,530        180,747
   Travelsky Technology Ltd.             212,900        192,113     Wal-Mart de Mexico SA de CV             63,000        321,179
                                                    ------------                                                     ------------
                                                                                                                          736,158
Danish Equity - 2.31%                                                                                                ------------
   Danske Bank A/S                         8,750        267,765
                                                   ------------     Netherland Equities - 5.86%
                                                                       ABN AMRO Holding NV                   6,738        161,414
French Equities - 8.40%                                                DSM NV                                5,800        227,901
   Axa                                     7,400        203,156        Koninkijke (Royal) Philips
   Euronext NV                             7,130        313,842           Electronics NV                     5,376        142,873
   Hermes International                    1,120        264,535        VNU NV                                4,700        147,731
   L'Oreal SA                              2,500        193,671                                                      ------------
                                                   ------------                                                           679,919
                                                        975,204                                                      ------------
                                                   ------------     Norwegian Equity - 2.42%
German Equities - 4.55%                                                Tandberg ASA                         21,000        280,526
   Rhoen Klinikum AG                       7,220        274,238                                                      ------------
   Schering AG                             4,010        254,159
                                                   ------------     Singapore Equity - 1.17%
                                                        528,397        Singapore Airlines Limited           19,750        135,394
                                                   ------------                                                      ------------
Hong Kong Equities - 7.10%
   Esprit Holdings Ltd.                   56,200        420,192     Spanish Equity - 1.72%
   NAM TAI Electronics, Inc.               9,150        232,685     u  Telefonica SA                         4,045        199,499
   Global Bio-Chem Technology                                                                                        ------------
      Group Co. Ltd.                     373,700        171,015
                                                   ------------     Swedish Equities - 5.84%
                                                        823,892        Clas Ohlson AB                       10,700        226,350
                                                    ------------       Nordea Bank AB                       22,500        224,925
Indian Equity - 1.07%
u  Satyam Computer Services Ltd.           4,100        123,902     *  Swedish Match AB                     19,000        226,698
                                                    ------------                                                     ------------
                                                                                                                          677,973
Irish Equity - 1.40%                                                                                                 ------------
   Paddy Power plc                         9,200        162,005
                                                   ------------

                                                                                                                      (Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                          Shares     (Note 1)
----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                         The  following acronyms and  abbreviations are  used in this portfolio:
Swiss Equities - 5.59%                                              A/S - Aktieselskap (Danish)
   Kaba Holding AG                           600   $    156,675     AB - Aktiebolag (Swedish)
   Nobel Biocare Holding AG                1,005        236,809     AG - Aktiengesellschaft (German)
   Synthes-Statec, Inc.                    2,180        254,985     ASA - Allmennaksjeselskap (Norwegian)
                                                   ------------     SA de CV - Convertible Securities (Mexican)
                                                        648,469     Ltd. - Limited (Various)
                                                   ------------     NV - Naamloze Vennootschap (Dutch)
United Kingdom Equities - 13.86%                                    plc - Public Limited Company (British)
   British Sky Broadcasting Group plc     22,200        219,459     SA - Societe Anonyme (French)
   Man Group plc                           9,575        279,656     SpA - Societa Per Azioni (Italian)
*  Royal Bank of Scotland Group plc        6,433        182,555
   SABMiller plc                          13,900        269,424
   Shire Pharmaceuticals Group plc        20,950        254,767     Summary of Investments by Industry
   United Business Media plc              14,637        142,888
   Willis Group Holdings Ltd.              6,900        259,095                                            % of Net
                                                   ------------     Industry                                Assets          Value
                                                      1,607,844     --------------------------------------------------------------
                                                   ------------     Airlines                                  1.17%   $    135,394
                                                                    Apparel                                   4.26%        493,873
Total Common Stocks (Cost $8,072,948)                11,278,518     Banks                                    16.42%      1,905,234
                                                    ------------    Beverages                                 5.47%        634,977
                                                                    Biotechnology                             1.47%        171,015
PRIVATE INVESTMENT COMPANY - 3.07%                                  Chemicals                                 1.96%        227,901
(B)Pamlico Enhanced Cash Trust                                      Cosmetics                                 1.67%        193,672
       (Cost $356,483)                   356,483        356,483     Distribution/Wholesale                    3.62%        420,192
                                                    ------------    Electronics                               4.59%        532,233
                                                                    Engineering & Construction                1.56%        180,747
Total Investments (Cost $8,429,431) - 100.27%      $ 11,635,001     Entertainment                             1.40%        162,005
Liabilities in Excess of Other Assets - (0.27%)         (31,423)    Food                                      1.92%        223,121
                                                   ------------     Healthcare                                4.24%        491,793
                                                                    Healthcare-Services                       2.36%        274,238
Net Assets - 100.00%                               $ 11,603,578     Insurance                                 5.83%        676,348
                                                                    Internet                                  0.94%        109,440
*  Non-income producing investment.                                 Media                                     3.79%        439,962
(B)  Restricted  security -  A  restricted  security  cannot  be    Pharmaceuticals                           8.15%        945,465
     resold to  theFinancel  public  without prior  registration    Private Investment Company                3.07%        356,483
     un5.12%he Secur593,498ct of 1933. Restricted securities are    Publishing - Periodicals                  1.27%        147,731
     valued  according to the guidelines and procedures  adopted    Real Estate                               2.57%        297,710
     by the Board of Trustees.  The Fund currently holds 356,483    Retail                                    7.52%        873,086
     shares  of  Pamlico  Enhanced  Cash  Trust  at  a  cost  of    Software                                  2.72%        316,015
     $356,483.   The  total  fair  value  of  this  security  at    Telecommunications                        4.14%        480,025
     September 30, 2005 is $356,483,  which  represents 3.07% of    Tobacco                                   3.04%        352,843
     net assets.                                                    --------------------------------------------------------------
                                                                    Total                                   100.27%   $ 11,635,001

u   American Depositary Receipts.






See Notes to Financial Statements

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                      Market Value
                                          Shares     (Note 1)                                               Shares      (Note 1)
----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCK - 97.53%                                               Health Care Equipment and Services - 13.61%
                                                                       Biomet Inc.                           2,295   $     79,659
Automobile & Components - 3.24%                                     *  Caremark Rx Inc.                      3,015        150,539
*  Copart Inc.                             3,600   $     85,932     *  Covance Inc.                          2,810        134,852
   Harley-Davidson Inc.                    2,115        102,451        Express Scripts Inc.                  1,000         62,200
                                                   ------------     *  Resmed Inc.                             800         63,720
                                                        188,383     *  Respironics                           1,700         71,706
                                                   ------------     *  St Jude Medical Inc.                  3,420        160,056
Capital Goods & Services - 5.21%                                    *  Waters Corp.                          1,675         69,680
   Danaher Corp.                           2,560        137,805                                                      ------------
   Fastenal Co.                              796         48,628                                                           792,412
   Joy Global Inc.                         1,200         60,552                                                      ------------
   MSC Industrial Direct Co.               1,700         56,389     Insurance - 1.66%
                                                   ------------        Willis Group Holdings Ltd.            2,570         96,504
                                                        303,374                                                      ------------
                                                   ------------
Consumer Durables & Apparel - 5.39%                                 Pharmaceuticals & Biotechnology - 3.64%
   ACCO Brands Corp.                         211          5,954     *  Affymetrix Inc.                       1,700         78,591
*  Coach Inc.                              2,680         84,045     *  Cephalon Inc.                           400         18,568
   Fortune Brands Inc.                     1,800        146,394     *  Genzyme Corp.                         1,600        114,624
   Nautilus Inc.                           3,500         77,245                                                      ------------
                                                   ------------                                                           211,783
                                                        313,638                                                      ------------
                                                   ------------
Consumer Services - 7.10%                                           Retailing - 9.93%
   Darden Restaurants Inc.                 2,800         85,036     *  Advance Auto Parts                    1,350         52,218
*  Laureate Education Inc.                 1,500         73,455     *  Chico's FAS Inc.                      1,750         64,400
   Marriott International Inc.               900         56,700     *  Dick's Sporting Goods Inc.            2,840         85,512
*  Panera Bread Co.                        1,070         54,762     *  Guitar Center Inc.                    1,550         85,576
   Strayer Education Inc.                    400         37,808        Nordstrom Inc.                        3,800        130,416
*  The Cheesecake Factory                  3,372        105,341        Staples Inc.                          3,867         82,444
                                                   ------------        Tractor Supply Co.                    1,700         77,605
                                                        413,102                                                      ------------
                                                   ------------                                                           578,171
Diversified Financials - 5.48%                                                                                       ------------
   Investors Financial Services Corp.      2,465         81,099
   Legg Mason Inc.                         1,070        117,368     Semiconductors & Semiconductor Equipment - 7.84%
   T Rowe Price Group Inc.                 1,850        120,805     *  Altera Corp.                          5,430        103,767
                                                   ------------        Analog Devices Inc.                   2,375         88,208
                                                        319,272     *  Lam Research Corp.                    2,635         80,288
                                                   ------------        Linear Technology Corp.               1,500         56,385
Energy - 12.27%                                                        Maxim Integrated Products Inc.        1,300         55,445
   Baker Hughes Inc.                       2,100        125,328     *  Novellus Systems Inc.                 2,890         72,481
   BJ Services Co.                         4,200        151,158                                                      ------------
                                                                                                                          456,574
   Diamond Offshore Drilling               2,600        159,250                                                      ------------
   Noble Corp.                             1,750        119,805
   XTO Energy Inc.                         3,500        158,620
                                                   ------------
                                                        714,161
                                                   ------------
Food & Staples Retailing - 0.80%
   Whole Foods Market Inc.                   345         46,385
                                                   ------------





                                                                                                                      (Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                          Shares     (Note 1)
----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCK - (Continued)                                          * Non-income producing investment.
                                                                    (B)  Restricted  security -  A  restricted  security  cannot  be
Software & Services - 10.86%                                             resold to the general  public  without  prior  registration
   Adobe Systems Inc.                      3,990   $    119,102          under the Securities Act of 1933. Restricted securities are
   Broadcom Corp.                          1,300         60,983          valued  according to the guidelines and procedures  adopted
*  Checkfree Corp.                         2,750        104,005          by the Board of Trustees.  The Fund currently holds 124,348
*  Electronic Arts Inc.                    1,000         56,890          shares  of  Pamlico  Enhanced  Cash  Trust  at  a  cost  of
*  Mercury Interactive Corp.               1,600         63,360          $124,348.   The  total  fair  value  of  this  security  at
   Paychex Inc.                            3,650        135,342          September 30, 2005 is $124,348,  which  represents 2.14% of
*  RSA Security Inc.                       4,200         53,382          net assets.
*  Synopsys Inc.                           2,070         39,123
                                                   ------------
                                                        632,187
                                                   ------------

Technology Hardware and Equipment - 7.47%
   Avid Technology Inc.                      600         24,840     Summary of Investments by Industry
*  Jabil Circuit Inc.                      3,635        112,394                                           % of Net
*  Juniper Networks Inc.                   6,200        147,498     Industry                               Assets        Value
*  Network Appliance Inc.                  3,265         77,511     ----------------------------------------------------------------
*  Zebra Technologies Corp.                1,850         72,317     Automobile  & Components                3.24%    $    188,383
                                                   ------------     Capital Goods & Services                5.21%         303,374
                                                        434,560     Consumer Durables & Apparel             5.39%         313,638
                                                   ------------     Consumer Services                       7.10%         413,102
                                                                    Diversified Financial Services          5.48%         319,272
Telecommunications Services - 2.47%                                 Energy                                 12.27%         714,161
 *  Nextel Partners Inc.                   5,740        144,074     Food                                    0.80%          46,385
                                                  -------------     Health Care Equipment and Services     13.61%         792,412
                                                                    Insurance                               1.66%          96,504
Transportation - 0.56%                                              Pharmaceuticals & Biotechnology         3.64%         211,783
    Norfolk Southern Corp.                   800         32,448     Private Investment Company              2.14%         124,348
                                                   ------------     Retailing                               9.93%         578,171
                                                                    Semiconductors & Semiconductor
Total Common Stock (Cost $4,977,278)                  5,677,028        Equipment                            7.84%         456,574
                                                   ------------     Software & Services                    10.86%         632,187
                                                                    Technology Hardware and Equipment       7.47%         434,560
PRIVATE INVESTMENT COMPANY - 2.14%                                  Telecommunications Services             2.47%         144,074
(B)Pamlico Enhanced Cash Trust                                      Transportation                          0.56%          32,448
        (Cost $124,348)                  124,348        124,348     ----------------------------------------------------------------
                                                   ------------     Total                                  99.67%    $  5,801,376

Total Investments (Cost $5,101,626) - 99.67 %      $  5,801,376
Other Assets Less Liabilities- 0.33%                     19,661
                                                   ------------
Net Assets - 100.00%                               $  5,821,037
                                                   ============




See Notes to Financial Statements

Brown Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)

                                                  Balanced           Equity         Small Company     International        Mid-Cap
As of September 30, 2005                            Fund              Fund              Fund           Equity Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments, at cost                        $ 11,624,260      $ 12,396,997       $353,163,377      $  8,429,431     $  5,101,626
   Investments, at value (note 1)              $ 12,387,544      $ 13,437,654       $417,743,257      $ 11,635,001     $  5,801,376
   Cash                                                 410             1,059                  -                 -            1,623
   Receivables:
       Fund shares sold                                   -                 -          1,476,370                 -            4,183
       Income, at value (note 1)                     30,144             7,859            128,314            13,682            2,695
   Due from advisor (note 2)                              -                 -                  -                 -            7,732
   Prepaid expenses                                   3,179             3,499             17,846             4,717           14,633
                                               ------------      ------------       ------------      ------------     ------------
   Total Assets                                  12,421,277        13,450,071        419,365,787        11,653,400        5,832,242
                                               ------------      ------------       ------------      ------------     ------------

Liabilities:
   Payables:
       Investments purchased                              -                 -                  -            31,524                -
       Fund shares repurchased                            -                 -          2,815,306                 -               79
   Accrued expenses                                  13,153            11,904             32,752            16,755           11,126
   Other liabilities                                      -             1,096             36,126               117                -
   Disbursements in excess of cash on demand              -                 -                  -             1,426                -
                                               ------------      ------------       ------------      ------------     ------------
   Total Liabilities                                 13,153            13,000          2,884,184            49,822           11,205
                                               ------------      ------------       ------------      ------------     ------------
Net Assets                                     $ 12,408,124      $ 13,437,071       $416,481,603      $ 11,603,578     $  5,821,037
                                               ============      ============       ============      ============     ============
Net Assets Consist of:
   Capital (par value and paid in surplus)     $ 13,093,397      $ 14,101,419       $353,848,254      $  9,501,819     $  4,627,603
   Undistributed net investment income (loss)         4,545           (24,296)        (2,211,004)           49,381          (22,907)
   Undistributed net realized (loss) gain from
       investments and foreign currency
       translations                              (1,453,102)       (1,680,709)           264,473        (1,153,088)         516,591
   Unrealized appreciation of investments and
       and foreign currency translations            763,284         1,040,657         64,579,880         3,205,466          699,750
                                               ------------      ------------       ------------      ------------     ------------
   Total Net Assets                            $ 12,408,124      $ 13,437,071       $416,481,603      $ 11,603,578     $  5,821,037
                                               ============      ============       ============      ============     ============
   Institutional Shares Outstanding,                833,729           799,992         13,421,072           928,132          170,637
       no par value (unlimited shares authorized)
   Net Assets - Institutional Shares           $ 12,408,124      $ 13,437,071       $416,481,603      $ 11,603,578     $  2,505,864
   Net Asset Value Per Institutional Share     $      14.88      $      16.80       $      31.03      $      12.50     $      14.69
   Investor Shares Outstanding, no par value                                                                                227,239
       (unlimited shares authorized)
   Net Assets - Investor Shares                          NA                NA                 NA                NA     $  3,315,173
   Net Asset Value Per Investor Share                                                                                  $      14.59







See Notes to Financial Statements.

Brown Capital Management Funds

Statements of Operations
(Unaudited)

                                                  Balanced          Equity          Small Company      International      Mid-Cap
For the six months ended September 30, 2005         Fund             Fund               Fund            Equity Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Interest                                    $     56,826      $          -      $          -      $          -     $          -
   Dividends                                         50,908            55,680           416,120           157,252           17,297
   Other income                                           -                 -                 -               391                -
                                               ------------      ------------      ------------      ------------     ------------
   Total Income                                     107,734            55,680           416,120           157,643           17,297
                                               ------------      ------------      ------------      ------------     ------------
Expenses:
   Advisory fees (note 2)                            40,007            43,328         2,191,660            53,366           20,955
   Administration fees (note 2)                      10,771            11,665           256,769             9,339            4,889
   Transfer agent fees (note 2)                       9,000             9,000            10,950             9,000           12,000
   Fund accounting fees (note 2)                     14,115            14,167            35,453            14,034           18,279
   Custody fees (note 2)                              3,237             2,837            27,998             3,761            2,314
   Compliance services fees (note 2)                  3,885             3,885             3,885             3,885            3,885
   Other accounting fees (note 2)                     1,209               335                 -             2,661            7,111
   Distribution and service fees -
       Investor Shares (note 3)                           -                 -                 -                 -            3,915
   Registration and filing
       administration fees (note 2)                   2,046             2,582             4,144             1,395            5,358
   Legal fees                                         5,014             5,014             6,017             5,014            6,518
   Audit and tax preparation fees                     7,271             6,268             7,772             8,274            6,268
   Registration and filing expenses                   5,014             6,519            17,548             5,516           10,027
   Shareholder servicing expenses                       853               626            10,027               752              752
   Printing expenses                                    251               251             5,014               150              100
   Trustees' fees and expenses                        2,507             2,507             2,507             2,507            2,507
   Securities pricing fees                            4,011             2,844             2,256             6,210            2,594
   Other expenses                                     2,507             2,758            45,124             2,507            2,507
                                               ------------      ------------      ------------      ------------     ------------
   Total Expenses                                   111,698           114,586         2,627,124           128,371          109,979
                                               ------------      ------------      ------------      ------------     ------------
   Expenses reimbursed by Advisor(note 2)              (210)                -                 -                 -          (48,820)
   Advisory fees waived (note 2)                    (37,706)          (34,610)                -           (21,702)         (20,955)

   Net Expenses                                      73,782            79,976         2,627,124           106,669           40,204
                                               ------------      ------------      ------------      ------------     ------------
Net Investment Income (Loss)                         33,952           (24,296)       (2,211,004)           50,974          (22,907)
                                               ------------      ------------      ------------      ------------     ------------
Net Realized and Unrealized Gain on Investments:
   Net realized gain from investments and foreign
       securities transactions                      612,415           867,431        36,036,812           300,367          355,484
   Change in unrealized appreciation of
       investments and foreign currency
       translations                                (257,293)         (256,803)       26,217,711           274,093         (138,171)
                                               ------------      ------------      ------------      ------------     ------------
Net Realized and Unrealized Gain on Investments     355,122           610,628        62,254,523           574,460          217,313
                                               ------------      ------------      ------------      ------------     ------------
Net Increase in Net Assets
   Resulting from Operations                   $    389,074      $    586,332      $ 60,043,519      $    625,434     $    194,406
                                               ============      ============      ============      ============     ============




See Notes to Financial Statements.

Brown Capital Management Funds

Statements of Changes in Net Assets

                                                                    Balanced Fund                            Equity Fund
                                                                 ------------------                        ---------------
                                                            September 30,          March 31,        September 30,         March 31,
For the six months and fiscal year ended                       2005 (a)              2005              2005 (a)              2005
------------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment income (loss)                             $      33,952       $     106,796     $     (24,296)      $     (20,212)
   Net realized gain from investments
      and foreign currency transactio                             612,415             273,448           867,431             460,856
   Change in unrealized appreciation of
      investments and foreign currency translations              (257,293)           (751,297)         (256,803)         (1,036,648)
                                                            -------------       -------------     -------------       -------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                                      389,074            (371,053)          586,332            (596,004)
                                                            -------------       -------------     -------------       -------------
Distributions to Shareholders: (note5)
   Net investment income                                          (32,498)           (104,376)                -                   -
                                                            -------------       -------------     -------------       -------------
Capital Share Transactions: (note 6)
   Shares sold                                                    780,799           1,702,108           118,996           1,021,770
   Reinvested dividends and distributions                          32,288             103,694                 -                   -
   Shares repurchased                                          (2,829,719)           (599,475)         (246,571)         (1,280,450)
                                                            -------------       -------------     -------------       -------------
Net (Decrease) Increase from Capital Share Transactions        (2,016,632)          1,206,327          (127,575)           (258,680)
                                                            -------------       -------------     -------------       -------------
Net (Decrease) Increase in Net Assets                          (1,660,056)            730,898           458,757            (854,684)
                                                            =============       =============     =============       =============
Net Assets:
   Beginning of Period                                         14,068,180          13,337,282        12,978,314          13,832,998
   End of Period                                            $  12,408,124       $  14,068,180     $  13,437,071       $  12,978,314
Undistributed Net Investment Income (Loss)                  $       4,545       $       3,091     $     (24,296)      $           -


                                                                   Small Company Fund                  International Equity Fund
                                                                 ----------------------              -----------------------------
                                                            September 30,          March 31,        September 30,         March 31,
For the six months and fiscal year ended                       2005 (a)              2005              2005 (a)              2005
------------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment (loss) income                             $  (2,211,004)      $  (6,052,819)    $      50,974       $      (6,672)
   Net realized gain (loss) from investments
     and foreign currency transactions                         36,036,812         (29,753,740)          300,367             235,018
   Change in unrealized appreciation of
     investments and foreign currency translations             26,217,711         (35,677,687)          274,093           1,141,742
                                                            -------------       -------------     -------------       -------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                                   60,043,519         (71,484,246)          625,434           1,370,088
                                                            -------------       -------------     -------------       -------------
Distributions to Shareholders: (note 5)                                 -                   -                 -                   -
Capital Share Transactions: (note 6)
   Shares sold                                                 49,460,279         200,060,482           744,671           2,158,488
   Reinvested dividends and distributions                               -                   -                 -                   -
   Shares repurchased                                        (146,942,472)       (430,548,717)         (217,232)           (201,492)
                                                            -------------       -------------     -------------       -------------
Net (Decrease) Increase from Capital Share Transactions       (97,482,193)       (230,488,235)          527,439           1,956,996
                                                            -------------       -------------     -------------       -------------
Net (Decrease) Increase in Net Assets                         (37,438,674)       (301,972,481)        1,152,873           3,327,084
                                                            =============       =============     =============       =============
 Net Assets:
 Beginning of Period                                          453,920,277         755,892,758        10,450,705           7,123,621
 End of Period                                              $ 416,481,603       $ 453,920,277     $  11,603,578       $  10,450,705
 Undistributed Net Investment (Loss) Income                 $  (2,211,004)      $           -     $      49,381       $      (1,593)

(a) Unaudited.
                                                                                                                        (Continued)

Brown Capital Management Funds

Statements of Changes in Net Assets

                                                                                                           Mid-Cap Fund
                                                                                                     ----------------------
                                                                                                September 30,         March 31,
For the six months and fiscal year ended                                                           2005 (a)              2005
------------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment loss ...................................................................    $     (22,907)       $     (45,163)
   Net realized gain from investments ....................................................          355,484              162,707
   Change in unrealized appreciation of investments ......................................         (138,171)              59,044
                                                                                              -------------        -------------
Net Increase in Net Assets Resulting from Operations .....................................          194,406              176,588
                                                                                              -------------        -------------
Distributions to Shareholders: (note 5)
   Net realized gain from investment transactions - Institutional Shares .................                -              (27,272)
   Net realized gain from investment transactions - Investor Shares ......................                -              (26,948)
                                                                                              -------------        -------------
Net Decrease from Distributions ..........................................................                -              (54,220)
                                                                                              -------------        -------------
Capital Share Transactions: (note 6)
   Institutional Shares
     Shares sold .........................................................................           21,652               35,981
     Reinvested dividends and distributions ..............................................                -               21,366
     Shares repurchased ..................................................................           (2,425)             (11,772)
   Investor Shares
     Shares sold .........................................................................          426,901            1,250,377
     Reinvested dividends and distributions ..............................................                -               26,948
     Shares repurchased ..................................................................         (150,146)            (175,628)
                                                                                              -------------        -------------
Net Increase from Capital Share Transactions .............................................          295,982            1,147,272
                                                                                              -------------        -------------
Net Increase in Net Assets ...............................................................          490,388            1,269,640
                                                                                              =============        =============
Net Assets:
   Beginning of Period ...................................................................        5,330,649            4,061,009
   End of Period .........................................................................    $   5,821,037        $   5,330,649
Undistributed Net Investment Loss ........................................................    $     (22,907)       $           -

(a) Unaudited.










See Notes to Financial Statements

Brown Capital Management Funds

Financial Highlights

                                                                                           Balanced Fund
                                                  September 30,                              March 31,
For a share outstanding during the                              -------------------------------------------------------------------
six months and fiscal years ended                   2005 (a)        2005         2004         2003           2002         2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period            $      14.38  $      14.91  $      11.71  $      15.12  $      15.61  $      18.20
Income from Investment Operations:
   Net investment income                                0.05          0.11          0.10          0.11          0.15          0.16
   Net realized and unrealized gain (loss)
     on securities                                      0.49         (0.53)         3.20         (3.41)        (0.49)        (2.04)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total from Investment Operations                        0.54         (0.42)         3.30         (3.30)        (0.34)        (1.88)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Less Distributions:
   Dividends (from net investment income)              (0.04)        (0.11)        (0.10)        (0.11)        (0.15)        (0.16)
   Distributions (from capital gains)                      -             -             -             -             -         (0.55)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total Distributions                                    (0.04)        (0.11)        (0.10)        (0.11)        (0.15)        (0.71)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period                  $      14.88  $      14.38  $      14.91  $      11.71  $      15.12  $      15.61
                                                ============  ============  ============  ============  ============  ============
Total Return                                            3.76%        (2.85%)       28.26%       (21.85%)       (2.15%)      (10.69%)

Net Assets, End of Period (in thousands)        $     12,408  $     14,068  $     13,337  $     10,688  $     13,580  $     13,399
Average Net Assets for the Period (in thousands)$     12,276  $     13,807  $     12,095  $     11,469  $     13,210  $     14,635
Ratio of Gross Expenses to Average Net Assets           1.82%(b)      1.62%         1.76%         1.83%         1.71%         1.54%
Ratio of Net Expenses to Average Net Assets             1.20%(b)      1.20%         1.20%         1.20%         1.20%         1.20%
Ratio of Net Investment Income
   to Average Net Assets                                0.56%(b)      0.77%         0.71%         0.89%         0.99%         0.92%
Portfolio Turnover Rate                                40.03%        40.53%        25.56%        44.22%        27.95%        46.05%


                                                                                            Equity Fund
                                                  September 30,                              March 31,
For a share outstanding during the                              -------------------------------------------------------------------
six months and fiscal years ended                   2005 (a)        2005         2004         2003           2002         2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period            $      16.07  $      16.80  $      12.34  $      17.73  $      18.49  $      24.26
Income from Investment Operations:
   Net investment loss                                 (0.03)        (0.03)        (0.06)        (0.05)        (0.07)        (0.07)
   Net realized and unrealized gain (loss)
       on securities                                    0.76         (0.70)         4.52         (5.34)        (0.66)        (3.67)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total from Investment Operations                        0.73         (0.73)         4.46         (5.39)        (0.73)        (3.74)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Less Distributions:
   Dividends (from net investment income)                  -             -             -             -         (0.03)        (2.03)
   Distributions (from capital gains)                      -             -             -             -             -             -
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total Distributions                                        -             -             -             -         (0.03)        (2.03)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period                  $      16.80  $      16.07  $      16.80  $      12.34  $      17.73  $      18.49
                                                ============  ============  ============  ============  ============  ============
Total Return                                            4.54%        (4.35%)       36.14%       (30.40%)       (3.97%)      (16.85%)

Net Assets, End of Period (in thousands)        $     13,437  $     12,978  $     13,833  $     10,232  $     14,249  $     10,722
Average Net Assets for the Period (in thousands)$     13,295  $     13,390  $     12,633  $     11,517  $     12,918  $     11,519
Ratio of Gross Expenses to Average Net Assets           1.72% (b)     1.66%         1.72%         1.89%         1.75%         1.75%
Ratio of Net Expenses to Average Net Assets             1.20% (b)     1.20%         1.20%         1.20%         1.20%         1.20%
Ratio of Net Investment Income (Loss)
   to Average Net Assets                               (0.36%)(b)    (0.15%)       (0.42%)       (0.39%)       (0.46%)       (0.37%)
Portfolio Turnover Rate                                46.22%        47.19%        25.70%        65.96%        34.62%        57.18%



(a) Unaudited.
(b) Annualized.

See Notes to Financial Statements

Brown Capital Management Funds

Financial Highlights

                                                                                          Small Company Fund
                                                  September 30,                              March 31,
For a share outstanding during the                              -------------------------------------------------------------------
six months and fiscal years ended                   2005 (a)        2005         2004         2003           2002         2001
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $      27.04  $      30.21  $      20.02  $      33.92  $      27.15  $      32.43
Income from Investment Operations:
   Net investment loss                                 (0.16)        (0.36)        (0.26)        (0.21)        (0.17)        (0.04)
   Net realized and unrealized gain (loss)
       on securities                                    4.15         (2.81)        10.45        (13.69)         7.16         (3.43)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total from Investment Operations                        3.99         (3.17)        10.19        (13.90)         6.99         (3.47)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Less Distributions:
   Dividends (from net investment income)                  -             -             -             -             -             -
   Distributions (from capital gains)                      -             -             -             -         (0.22)        (1.81)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total Distributions                                        -             -             -             -         (0.22)        (1.81)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period                  $      31.03  $      27.04  $      30.21  $      20.02  $      33.92  $      27.15
                                                ============  ============  ============  ============  ============  ============
Total Return                                           14.76%       (10.49%)       50.90%       (40.98%)       25.72%       (11.29%)

Net Assets, End of Period (in thousands)        $    416,482  $    453,920  $    755,893  $    379,838  $    412,694  $    138,682
Average Net Assets for the Period (in thousands)$    437,134  $    634,743  $    621,696  $    371,991  $    254,375  $     92,489
Ratio of Gross Expenses to Average Net Assets           1.20% (b)     1.18%         1.18%         1.23%         1.24%         1.35%
Ratio of Net Expenses to Average Net Assets             1.20% (b)     1.18%         1.18%         1.23%         1.24%         1.35%
Ratio of Net Investment Income (Loss)
   to Average Net Assets                               (1.02%)(b)    (0.95%)       (1.03%)       (1.05%)       (0.83%)       (0.23%)
Portfolio Turnover Rate                                 4.16%        11.17%         1.42%         0.91%         7.34%         7.57%


                                                                                      International Equity Fund
                                                  September 30,                              March 31,
For a share outstanding during the                              -------------------------------------------------------------------
six months and fiscal years ended                   2005 (a)        2005         2004         2003           2002         2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period            $      11.82  $      10.24  $       6.32  $       9.04  $       9.71  $      11.83
Income from Investment Operations:
   Net investment Income (loss)                         0.05         (0.01)        (0.01)         0.01          0.05          0.03
   Net realized and unrealized gain (loss)
       on securities                                    0.63          1.59          3.93         (2.73)        (0.68)        (1.83)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total from Investment Operations                        0.68          1.58          3.92         (2.72)        (0.63)        (1.80)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Less Distributions:
   Dividends (from net investment income)                  -             -             -             -         (0.02)        (0.02)
   Tax return of capital                                   -             -             -             -         (0.02)            -
   Distributions (from capital gains)                      -             -             -             -             -         (0.30)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total Distributions                                        -             -             -             -         (0.04)        (0.32)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period                  $      12.50  $      11.82  $      10.24  $       6.32  $       9.04  $       9.71
                                                ============  ============  ============  ============  ============  ============
Total Return                                            5.75%        15.43%        62.03%       (30.09%)       (6.46%)      (15.67%)

Net Assets, End of Period (in thousands)        $     11,604  $     10,451  $      7,124  $      4,355  $      6,209  $      2,699
Average Net Assets for the Period (in thousands)$     10,644  $      8,477  $      6,007  $      5,162  $      5,308  $      2,476
Ratio of Gross Expenses to Average Net Assets           2.41% (b)     2.73%        3.30%          3.63%         3.55%         6.26%
Ratio of Net Expenses to Average Net Assets             2.00% (b)     2.00%        2.00%          2.00%         2.00%         2.00%
Ratio of Net Investment Income (Loss)
   to Average Net Assets                                0.96% (b)    (0.08%)      (0.05%)         0.09%         0.69%         0.30%
Portfolio Turnover Rate                                 7.75%        18.22%       18.35%         38.43%         5.90%        14.85%


(a) Unaudited.
(b) Annualized.

See Notes to Financial Statements                                                                                       (Continued)

The Brown Capital Management Funds

Financial Highlights                                                                              Mid-Cap Fund
                                                                                            Institutional Class Shares
                                                                        September 30,               March 31,
For a share outstanding during the                                                    ----------------------------------------
six months and fiscal years ended                                         2005 (a)          2005           2004         2003 (b)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                  $      14.18   $      13.83   $      10.28   $      10.00
Income from Investment Operations:
   Net investment loss                                                       (0.05)         (0.12)         (0.12)         (0.04)
   Net realized and unrealized gain on securities                             0.56           0.63           4.09           0.32
                                                                      ------------   ------------   ------------   ------------
Total from Investment Operations                                              0.51           0.51           3.97           0.28
                                                                      ------------   ------------   ------------   ------------
Less Distributions:
   Dividends (from net investment income)                                        -              -              -              -
   Distributions (from capital gains)                                            -          (0.16)         (0.42)             -
                                                                      ------------   ------------   ------------   ------------
Total Distributions                                                                         (0.16)         (0.42)             -
                                                                      ------------   ------------   ------------   ------------
Net Asset Value, End of Period                                        $      14.69   $      14.18   $      13.83   $      10.28
                                                                      ============   ============   ============   ============
Total Return                                                                  3.60%          3.71%         38.75%          2.80%

Net Assets, End of Period (in thousands)                              $      2,506   $      2,400   $      2,295   $      1,635
Average Net Assets for the Period (in thousands)                      $      2,449   $      2,285   $      2,076   $      1,260
Ratio of Gross Expenses to Average Net Assets                                 3.79% (c)      4.45%         6.11%          15.28% (c)
Ratio of Net Expenses to Average Net Assets                                   1.30% (c)      1.30%         1.30%           1.30% (c)
Ratio of Net Investment Loss to Average Net Assets                           (0.68%)(c)     (0.90%)       (0.98%)         (0.94%)(c)
Portfolio Turnover Rate                                                      43.89%         39.82%        47.37%          12.08%


                                                                                                    Mid-Cap Fund
                                                                                               Investor Class Shares
                                                                        September 30,                March 31,
For a share outstanding during the                                                    ----------------------------------------
six months and fiscal years ended                                         2005 (a)          2005           2004         2003 (b)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                  $      14.10   $      13.79   $      10.27   $      10.00
Income from Investment Operations:
   Net investment loss                                                       (0.06)         (0.12)         (0.10)         (0.03)
   Net realized and unrealized gain on securities                             0.55           0.59           4.04           0.30
                                                                      ------------   ------------   ------------   ------------
Total from Investment Operations                                              0.49           0.47           3.94           0.27
                                                                      ------------   ------------   ------------   ------------
Less Distributions:
   Dividends (from net investment income)                                        -              -              -              -
   Distributions (from capital gains)                                            -          (0.16)         (0.42)             -
                                                                      ------------   ------------   ------------   ------------
Total Distributions                                                                         (0.16)         (0.42)             -
                                                                      ------------   ------------   ------------   ------------
Net Asset Value, End of Period                                        $      14.59   $      14.10   $      13.79   $      10.27
                                                                      ============   ============   ============   ============
Total Return                                                                  3.48%          3.43%         38.49%          2.70%

Net Assets, End of Period (in thousands)                              $      3,315   $      2,931   $      1,766   $        542
Average Net Assets for the Period (in thousands)                      $      3,123   $      2,180   $      1,063   $        249
Ratio of Gross Expenses to Average Net Assets                                 4.06% (c)      4.82%         6.47%          13.67% (c)
Ratio of Net Expenses to Average Net Assets                                   1.55% (c)      1.55%         1.55%           1.56% (c)
Ratio of Net Investment Loss to Average Net Assets                           (0.93%)(c)     (1.13%)       (1.22%)         (1.25%)(c)
Portfolio Turnover Rate                                                      43.89%         39.82%        47.37%          12.08%


(a) Unaudited.
(b) For the period from September 30, 2002 (Date of Initial Public Investment) to March 31, 2003.
(c) Annualized.

See Notes to Financial Statements

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant    capitalizations between $1 billion and
     Accounting Policies                  $10  billion  at the  time of  initial
                                          investment ("mid-cap companies").
The Brown Capital Management  Balanced
Fund, The Brown Capital Management The Mid-Cap Fund offers two classes of Equity Fund, The Brown Capital shares (Institutional Shares and Management Small Company Fund, The Investor Shares). Each class of shares Brown Capital Management International has equal rights as to assets of the Equity Fund, and The Brown Capital Fund, and the classes are identical Management Mid-Cap Fund (collectively except for differences in their sales the "Funds" and individually a "Fund") charge structures and ongoing are series funds. The Funds are part distribution and service fees. Income, of The Nottingham Investment Trust II expenses (other than distribution and (the "Trust"), which was organized as service fees, which are only a Massachusetts business trust and is attributable to the Investor Shares), registered under the Investment and realized and unrealized gains or Company Act of 1940 (the "1940 Act"), losses on investments are allocated to as amended, as an open-ended each class of shares based upon its management investment company. Each of relative net assets. Both classes have the Funds in this report is classified equal voting privileges, except where as diversified as defined in the 1940 otherwise required by law or when the
Act.                                      Board  of  Trustees  (the  "Trustees")
                                          determines that the matter to be voted
The Brown Capital Management  Balanced    on affects  only the  interests of the
Fund   ("Balanced   Fund")   commenced    shareholders of a particular class.
operations  on August  11,  1992.  The
investment objective of the Fund is to The following accounting policies have provide its shareholders with a been consistently followed by the maximum total return consisting of any Funds and are in conformity with combination of capital appreciation by accounting principles generally investing in a flexible portfolio of accepted in the United States of equity securities, fixed income America in the investment company
securities     and    money     market    industry.
instruments.
                                          Investment Valuation
The Brown Capital Management Equity The Funds' investments in securities Fund ("Equity Fund") commenced are carried at value. Securities operations on August 11, 1992. The listed on an exchange or quoted on a investment objective of the Fund is to national market system are valued at seek capital appreciation principally the last sales price as of 4:00 p.m. through investments in equity Eastern Time. Securities traded in the securities, such as common and NASDAQ over-the-counter market are preferred stocks and securities generally valued at the NASDAQ
convertible into common stocks.           Official    Closing    Price.    Other
                                          securities      traded      in     the
The Brown Capital Management Small over-the-counter market and listed Company Fund ("Small Company Fund") securities for which no sale was commenced operations on July 23, 1992. reported on that date are valued at The investment objective of the Fund the most recent bid price. Securities is to seek capital appreciation and assets for which representative principally through investments in market quotations are not readily equity securities of those companies available (e.g., if the exchange on with operating revenues of $250 which the portfolio security is
million or less at the time of initial    principally  traded closes early or if
investment.                               trading  of the  particular  portfolio
                                          security is halted  during the day and
The    Brown    Capital     Management    does not  resume  prior to the  Funds'
International        Equity       Fund    net asset value  calculation) or which
("International Equity Fund") cannot be accurately valued using the commenced operations on May 28, 1999. Funds' normal pricing procedures are The investment objective of the Fund valued at fair value as determined in is to provide its shareholders with good faith under policies approved by long-term capital growth, consisting the Trustees. A portfolio security's of both realized and unrealized "fair value" price may differ from the capital gains, through investment in a price next available for that diversified international portfolio of portfolio security using the Funds' marketable securities, primarily normal pricing procedures. Instruments equity securities, including common with maturities of 60 days or less are
stock,   preferred   stocks  and  debt    valued  at   amortized   cost,   which
securities   convertible  into  common    approximates market value.
stocks.   The   Fund   invests   on  a
worldwide  basis in equity  securities    Investment Transactions and Investment
of companies that are  incorporated in    Income
foreign countries.
                                          Investment  transactions are accounted
The Brown Capital Management Mid-Cap for as of the date purchased or sold Fund ("Mid-Cap Fund") commenced (trade date). Dividend income is operations on September 30, 2002. The recorded on the ex-dividend date. investment objective of the Fund is to Certain dividends from foreign seek long-term capital appreciation by securities will be recorded as soon as investing in a portfolio of equity the Trust is informed of the dividend
securities  of  companies  with market    if   such   information   is  obtained
                                                                     (Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

subsequent  to the  ex-dividend  date.    Dividend Distributions
Interest  income  is  recorded  on the    Each  of the  Funds  may  declare  and
accrual     basis     and     includes    distribute    dividends    from    net
amortization    of    discounts    and    investment  income (if any) at the end
premiums.   Gains   and   losses   are    of     each     calendar      quarter.
determined  on  the  identified   cost    Distributions  from capital  gains (if
basis,  which is the same  basis  used    any)  are   generally   declared   and
for federal income tax purposes.          distributed annually.

Expenses                                  Estimates
Each Fund bears expense incurred The preparation of financial specifically on its behalf as well as statements in conformity with a portion of general Trust expenses, accounting principles generally which are allocated according to accepted in the United States of
methods   approved   annually  by  the    America  requires  management  to make
Trustees.                                 estimates and assumptions  that affect
                                          the  amount  of  assets,  liabilities,
Foreign      Currency      Translation    expenses and revenues  reported in the
(International Equity Fund)               financial  statements.  Actual results
Portfolio  securities and other assets    could differ from those estimates.
and liabilities denominated in foreign
currencies  are  translated  into U.S.    Federal Income Taxes
dollars based on the exchange rate of No provision for income taxes is such currencies against U.S. dollars included in the accompanying financial on the date of valuation. Purchases statements, as the Funds intend to and sales of securities and income distribute to shareholders all taxable items denominated in foreign investment income and realized gains currencies are translated into U.S. and otherwise comply with Subchapter M dollars at the exchange rate in effect of the Internal Revenue Code
on the transaction date.                  applicable  to  regulated   investment
                                          companies.
The Fund  does not  separately  report
the   effect  of  changes  in  foreign    Indemnifications
exchange rates from changes in market Under the Funds' organizational prices on securities held. Such documents, its officer and Trustees changes are included in net realized are indemnified against certain and unrealized gain or loss from liabilities arising out of the
investments.                              performance  of  their  duties  to the
                                          Funds.  In  addition,  in  the  normal
Realized foreign exchange gains or course of business, the Funds enter losses arise from sales of foreign into contracts with their vendors and currencies, currency gains or losses others that provide for general realized between the trade and indemnifications. The Funds' maximum settlement dates on securities exposure under these arrangements is
transactions    and   the   difference    unknown as this would  involve  future
between   the   recorded   amounts  of    claims  that may be made  against  the
dividends,   interest,   and   foreign    Funds.  The Funds  expect that risk of
withholding taxes, and the U.S. dollar    loss to be remote.
equivalent  of  the  amounts  actually
received  or  paid.   Net   unrealized    2.   Agreements
foreign   exchange  gains  and  losses
arise from changes in foreign exchange    Advisor
rates on foreign denominated assets Each Fund pays a monthly advisory fee and liabilities other than investments to Brown Capital Management, Inc. (the in securities held at the end of the "Advisor") based upon the average
reporting period.                         daily  net  assets  of  the  Fund  and
                                          calculated  at  the  annual  rates  as
Restricted Security Transactions          shown in the schedule  provided on the
Although Pamlico Enhanced Cash Trust following page. The Advisor has ("Pamlico") meets the definition of a entered into contractual agreements restricted security as defined in Reg. ("Expense Limitation Agreement") with ss.210.6-03 (f) of Regulation S-X of the Funds under which it has agreed to the Securities and Exchange waive or reduce its fees and to assume Commission, the Board has determined other expenses of the Funds, if that a restricted security, as necessary, in amounts that limit the indicated as a fundamental limitation Funds' total operating expenses of the Fund, must also be illiquid (exclusive of interest, taxes,
(i.e.   the  fund  cannot   reasonably    brokerage   fees   and    commissions,
expect to receive the amount at which extraordinary expenses, and payments, it values the security within seven if any, under a Rule 12b-1 Plan) to
days).   Pamlico  is  designed  as  an    not more than a  specified  percentage
overnight sweep instrument for the of the average daily net assets of funds and as such, investments in this each Fund for the current fiscal year.
security are available on demand.         There  can be no  assurance  that  the
                                          Expense   Limitation   Agreement  will
                                          continue in the future.
                                                                     (Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

Subject to approval by the Board of reach a sufficient asset size to Trustees, the Advisor may be able to permit such reimbursement to be made
recoup   fees   waived  and   expenses    without   causing  the  total   annual
assumed  during  any of  the  previous    expense ratio of the  respective  fund
five  fiscal  years  for the  Balanced    to  exceed  the  corresponding  annual
Fund,   the  Equity  Fund,  the  Small    expense   ratio  limit  as   described
Company  Fund,  and the  International    above.
Equity Fund and three fiscal years for
the Mid-Cap Fund, provided that the The expense limitation percentages, as respective Fund's total assets exceed well as the Advisory fees waived,
$20 million for the Balanced Fund, the expenses reimbursed and the maximum Equity Fund, the Small Company Fund, amount of fees eligible to be the International Equity Fund and $15 recovered for the current fiscal year million for the Mid-Cap Fund. are included in the following
Additionally, the respective fund must    schedule.


------------------------------- ------------------------ ---------- ------------ -------------- ----------------- ------------------
                                      Advisor Fees
                                                                      Expense       Advisor                             Allowed
                                                                     Limitation      Fees            Expenses         Recoverable
 Fund                              Average Net Assets       Rate       Ratio        Waived          Reimbursed           Fees
------------------------------- ------------------------ ---------- ------------ -------------- ----------------- ------------------
Balanced Fund                      First $100 million      0.65%       1.20%        $37,706              $210          $313,385
                                    Over $100 million      0.50%
Equity Fund                        First $100 million      0.65%       1.20%        $34,610                 -          $342,038
                                    Over $100 million      0.50%
Small Company Fund                      On all assets      1.00%       1.50%              -                 -                 -
International Equity Fund          First $100 million      1.00%       2.00%        $21,702                 -          $412,058
                                    Over $100 million      0.75%
Mid-Cap Fund                            On all assets      0.75%                    $20,955           $48,820          $397,803
    Institutional Shares                                               1.30%
    Investor Shares                                                    1.55%
------------------------------- ------------------------ ---------- ------------ -------------- ----------------- ------------------


Administrator                             procure and pay the Funds'  custodian,
Each Fund pays a monthly additional compensation for fund administration fee to The Nottingham accounting and recordkeeping services Company ("the Administrator) based and for certain costs involved with upon the average daily net assets of the daily valuation of securities and the Funds and calculated at the annual as reimbursement for out-of-pocket rates which are subject to a minimum expenses. A breakdown of fees paid to of $2,000 per month per fund. The the Administrator is provided in the
Administrator  also  receives a fee to    following schedule.


---------------- ---------------------------------- -------------------------------- -------------- --------------- ----------------
                                                                                          Fund            Fund
                            Administration Fees                  Custody Fees          Accounting      Accounting        Blue Sky
                       Average Net       Annual          Average Net        Annual        Fees          Fees (on      Administration
                         Assets           Rate              Assets           Rate       (monthly)      all assets)     Fees (annual)
---------------- --------------------- ------------ --------------------- ---------- -------------- --------------- ----------------
All Funds          First $50 million     0.175%      First $100 million      0.02%      $2,250 (1)        0.01%       $150 per state
                   Next $50 million      0.150%       Over $100 million     0.009%        $750 (1)
                   Next $50 million      0.125%
                   Over $150 million     0.100%
---------------- --------------------- ------------ --------------------- ---------- -------------- --------------- ----------------

(1) These fees are based on the number of classes of shares for each Fund. Each Fund pays $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.


Compliance Services                       the   Trust   in   conjunction    with
The  Nottingham  Compliance  Services,    requirements  under  Rule 38a-1 of the
LLC, a fully  owned  affiliate  of The    Investment  Company  Act of  1940.  It
Nottingham Company, provides services receives compensation for this service which assists the Trust's Chief at an annual rate of $7,750 for each
Compliance  Officer in monitoring  and    fund.
testing the policies and procedures of
                                                                     (Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

Transfer Agent                            4.   Purchases and Sales of Investment
North Carolina  Shareholder  Services,         Securities
LLC   ("Transfer   Agent"   serves  as
transfer,    dividend   paying,    and    For the  period  ended  September  30,
shareholder  servicing  agent  for the    2005,  the aggregate cost of purchases
Funds.  It receives  compensation  for    and proceeds  from sales of investment
its  services  based  upon  a $15  per    securities    (excluding    short-term
shareholder  per  year,  subject  to a    securities) were as follows:
minimum  fee of  $1,500  per month per
Fund and $500 per  month  per Fund for    ------------------ ------------ ------------------
each additional class of shares.                               Purchases    Proceeds from
                                                                  of          Sales of
Certain  Trustees  and officers of the    Fund                 Securities    Securities
Trust are also officers of the Advisor    ------------------ ------------ ------------------
and the Administrator.                    Balanced Fund        $4,338,086     $6,482,949
                                          Equity Fund          $5,987,050     $6,020,384
                                          Small Company Fund  $15,798,310   $127,328,678
3.   Distribution   and  Service  Fees    International
     (Mid-Cap Fund)                         Equity Fund        $1,354,556       $805,164
                                          Mid-Cap Fund         $2,486,275     $2,110,686
The  Trustees,  including the Trustees    ------------------ ------------ ------------------
who are not  "interested  persons"  of
the  Trust  as   defined  in  the  Act    There  were no  purchases  or sales of
adopted  a  distribution  and  service    long-term U.S. Government  Obligations
plan pursuant to Rule 12b-1 of the Act    for  any  of  the  funds   during  the
(the "Plan") applicable to the Mid-Cap    period.
Fund   Investor   Shares.    The   Act
regulates   the   manner  in  which  a
regulated   investment   company   may    5.   Federal Income Tax
assume  costs  of   distributing   and
promoting  the sales of its shares and    The tax components of capital shown in
servicing of its shareholder accounts.    the   table   below   represent:   (1)
                                          distribution  requirements  the  Funds
The Plan  provides  that  the  Mid-Cap    must  satisfy  under  the  income  tax
Fund may incur  certain  costs,  which    regulations,  (2) losses or deductions
may not exceed  0.25% per annum of the    the   Funds  may  be  able  to  offset
average  daily net assets of  Investor    against  income and gains  realized in
Shares    for   each   year    elapsed    future  years,   and  (3)   unrealized
subsequent  to  adoption  of the Plan,    appreciation    or   depreciation   of
for  payment  to the  Distributor  and    investments  for  federal  income  tax
others for items  such as  advertising    purposes.
expenses,       selling      expenses,
commissions, travel, or other expenses    Accumulated capital losses noted below
reasonably intended to result in sales    represent net capital loss  carryovers
of  Investor  Shares  in the  Fund  or    as of  March  31,  2005  that  may  be
support  servicing  of Investor  Share    available  to offset  future  realized
shareholder       accounts.       Such    capital   gains  and  thereby   reduce
expenditures  incurred as service fees    future taxable gain distributions.
may not exceed  0.25% per annum of the
Investor  Shares'  average  daily  net    Other book tax differences in the year
assets.   The  Mid-Cap  Fund  incurred    ended March 31, 2005 primarily consist
$3,915  of  such   expenses   for  the    of    foreign    currency     contract
Investor Shares under the Plan for the    adjustments and deferred  post-October
six months ended September 30, 2005.      losses.


--------------------------------- ---------------- ----------------- --------------------- --------------------- -------------------
                                    Undistributed    Undistributed       Accumulated            Other Book              Net Tax
                                      Ordinary        Long-Term            Capital                to Tax             Appreciation/
 Fund                                  Income           Gains               Losses              Differences         (Depreciation)
--------------------------------- ---------------- ----------------- --------------------- --------------------- -------------------
Balanced Fund (1)                      $3,091                 -            $2,063,126                     -            $755,164
Equity Fund (1)                             -                 -            $2,548,141                     -          $1,040,657
Small Company Fund (1)                      -                 -           $23,431,323           $12,133,727         $64,579,880
International Equity Fund (1)         $49,381                 -            $1,423,328                $1,593          $3,205,466
Mid-Cap Fund                                -          $162,708                     -                     -            $699,750
--------------------------------- ---------------- ----------------- --------------------- --------------------- -------------------

                                                                     (Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

Accumulated capital losses noted below reduce future taxable gains represent net capital loss distributions. The table below shows carry-forwards, as of March 31, 2005, the expiration dates of the
that may be available to offset future    carryovers.
realized  capital  gains  and  thereby

------------------------------------------------------------------------------------------------------------------------------------
Capital Loss Carry-forward Expiration Schedule
For the year ended March 31, 2005
Fund                                     March 31, 2010       March 31, 2011        March 31, 2012            March 31, 2013
------------------------------------ --------------------- -------------------- ----------------------- ----------------------------
Balanced Fund (1)                           $198,959            $1,820,238              $43,929                           -
Equity Fund (1)                              $51,060            $2,062,915             $434,166                           -
Small Company Fund (1)                             -              $887,113           $4,924,197                 $17,620,013
International Equity Fund (1)                      -              $968,652             $454,676                           -
Mid-Cap Fund                                       -                     -                    -                           -
------------------------------------ --------------------- -------------------- ----------------------- ----------------------------

The aggregate cost of investments and depreciation in the table below the composition of unrealized exclude appreciation/depreciation on
appreciation   and   depreciation   of    foreign  currency  translations.   The
investment securities for federal primary difference between book and income tax purposes as of September tax appreciation/(depreciation) of
30, 2005 are noted below.                 investments    is   wash   sale   loss
                                          deferrals.
Unrealized appreciation and unrealized

--------------------------------------------------- -------------------------- ------------------------- ---------------------------
                                                                                    Aggregate Gross            Aggregate Gross
                                                                                      Unrealized                  Unrealized
 Fund                                                    Federal Tax Cost            Appreciation                Depreciation
--------------------------------------------------- -------------------------- ------------------------- ---------------------------
Balanced Fund                                              $11,632,380                $1,134,911                  $(379,747)
Equity Fund                                                $12,396,997                $1,605,522                  $(564,865)
Small Company Fund                                        $353,163,377              $102,601,542               $(38,021,662)
International Equity Fund                                   $8,429,431                $3,423,860                  $(218,290)
Mid-Cap Fund                                                $5,101,626                  $860,378                  $(160,628)
--------------------------------------------------- -------------------------- ------------------------- ---------------------------

The    amount   of    dividends    and    differences   are  due  to   differing
distributions from net investment treatments for items such as net income and net realized capital gains short-term gains, deferral of wash are determined in accordance with sale losses, foreign currency federal income tax regulations which transactions, net investment losses
may  differ  from  generally  accepted    and capital loss carry-forwards.
accounting      principles.      These

------------------------------------------------------ -----------------------------------------------------------------------------
For the six months ended September 30, 2005                                        Distributions from
Fund                                                              Ordinary Income                      Long-Term Capital Gains
------------------------------------------------------ --------------------------------------- -------------------------------------
Balanced Fund                                                              $32,498                                   -
Equity Fund                                                                   -                                      -
Small Company Fund                                                            -                                      -
International Equity Fund                                                     -                                      -
Mid-Cap Fund                                                                  -                                      -
------------------------------------------------------ --------------------------------------- -------------------------------------

                                                                     (Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

6. Capital Share Transactions

------------------------------------------------------ -------------------------------------- --------------------------------------
For the period and fiscal year ended:                              Balanced Fund                           Equity Fund
                                                          September 30,         March 31,        September 30,         March 31,
                                                             2005 (a)             2005              2005 (a)              2005
------------------------------------------------------ ------------------ ------------------- ------------------- ------------------
Transactions in Fund Shares
      Shares sold                                             52,720             118,378               7,217              62,411
      Reinvested distributions                                 2,191               7,077                   -                   -
      Shares repurchased                                    (199,773)            (41,556)            (14,804)            (78,187)
Net (Decrease) Increase in Capital Share Transactions       (144,862)             83,899              (7,587)            (15,776)
Shares Outstanding, Beginning of Period                      978,591             894,692             807,579             823,355
Shares Outstanding, End of Period                            833,729             978,591             799,992             807,579
------------------------------------------------------ ------------------ ------------------- ------------------- ------------------


------------------------------------------------------ -------------------------------------- --------------------------------------
For the period and fiscal year ended:                           Small Company Fund                      International Fund
                                                          September 30,         March 31,        September 30,         March 31,
                                                             2005 (a)             2005              2005 (a)              2005
------------------------------------------------------ ------------------ ------------------- ------------------- ------------------
Transactions in Fund Shares
        Shares sold                                         1,679,050           7,211,607             62,790             205,913
        Reinvested distributions                                    -                   -                  -                   -
        Shares repurchased                                 (5,043,930)        (15,443,898)           (18,548)            (17,954)
Net (Decrease) Increase in Capital Share Transactions      (3,364,880)         (8,232,291)            44,242             187,959
Shares Outstanding, Beginning of Period                    16,785,952          25,018,243            883,890             695,931
Shares Outstanding, End of Period                          13,421,072          16,785,952            928,132             883,890
------------------------------------------------------ ------------------ ------------------- ------------------- ------------------


------------------------------------------------------ -----------------------------------------------------------------------------
For the period and fiscal year ended:                                                      Mid-Cap Fund
                                                                     Investor Class                     Institutional Class
                                                          September 30,         March 31,        September 30,         March 31,
                                                             2005 (a)             2005              2005 (a)              2005
------------------------------------------------------ ------------------ ------------------- ------------------- ------------------
Transactions in Fund Shares
        Shares sold                                           29,850            90,546               1,508               2,651
        Reinvested distributions                                   -             1,922                   -               1,517
        Shares repurchased                                   (10,438)          (12,766)               (167)               (843)
Net Increase in Capital Share Transactions                    19,412            79,702               1,341               3,325
Shares Outstanding, Beginning of Period                      207,827           128,125             169,296             165,971
Shares Outstanding, End of Period                            227,239           207,827             170,637             169,296
------------------------------------------------------ ------------------ ------------------- ------------------- ------------------


(a) Unaudited




                                                                     (Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

7.   Change in Independent  Registered
     Public Accounting Firm

On March 15, 2005, the Board of 2004. Such reports did not contain an Trustees engaged Briggs, Bunting & adverse opinion or a disclaimer of
Dougherty,  LLP  ("BBD")  as  its  new    opinion,  nor were they  qualified  or
independent      registered     public    modified  as  to  uncertainty,   audit
accounting  firm. At no time preceding    scope, or accounting principles.
the  engagement  of BBD did the  Funds
consult the firm regarding  either (i)    At no time  preceding  the  removal of
the application of accounting Deloitte & Touche LLP were there any principles to a specified transaction, disagreements with Deloitte & Touche either completed or proposed, or the LLP on any matter of accounting type of audit opinion that might be principles or practices, financial rendered on the Funds' financial statement disclosure, or auditing statements, or (ii) any matter that scope or procedure, which was either subject of a disagreement disagreements, if not resolved to the or a reportable event, as such terms satisfaction of Deloitte & Touche LLP, are defined in Item 304 of Regulation would have caused it to make reference
S-K.                                      to   the   subject   matter   of   the
                                          disagreements  in connection  with its
Prior to this date,  Deloitte & Touche    report.   At  no  time  preceding  the
LLP   ("Deloitte")   served   as   the    removal  of  Deloitte & Touche LLP did
independent      registered     public    any  of  the  events   enumerated   in
accounting  firm  for  the  Trust  and    paragraphs  (1)(v)(A)  through  (D) of
issued reports on the Funds' financial    Item 304(a) of Regulation S-K occur.
statements  as of March  31,  2005 and

The Brown Capital Management Funds

 Additional Information (Unaudited)
________________________________________________________________________________

1.   Approval of  Advisory  Agreements
     During the Period

Brown Capital Management, Inc. grow the Funds' assets, and assist in ("Advisor") supervises the investments the distribution of Fund shares. The of The Brown Capital Management Funds Board noted that the principal
("Funds") pursuant to Investment executive officer and vice president Advisory Agreements. During the Funds' for the Funds were employees of the most recent fiscal half-year, the Advisor and served the Trust without Investment Advisory Agreements came up additional compensation. After for renewal. The Board unanimously reviewing the foregoing information approved the renewal of the Investment and further information in the Advisor Advisory Agreements for another year Memorandum (e.g., descriptions of the at the Board's Annual Meeting on Advisor's business, the Funds' and the
September 13, 2005.                       Advisor's compliance programs, and the
                                          Advisor's   Form   ADV),   the   Board
At the meeting, Trust Counsel concluded that the nature, extent, and ("Counsel") reviewed with the Board a quality of the services provided by memorandum from Counsel dated the Advisor was satisfactory and
September 2, 2005 and addressed to the    adequate for each of the Funds.
Trustees that  summarized  the Board's
fiduciary duties and responsibilities (ii) In considering the investment in reviewing and approving the performance of the Funds and each Investment Advisory Agreements for the Advisor. In this regard, the Board Funds. Counsel discussed with the compared the short and long-term
Board's      independent      trustees    performance  of  each  Fund  with  the
("Independent Trustees") the types of performance of its benchmark index, information and factors that should be comparable funds with similar reviewed by the Board and their objectives and size managed by other responsibilities in making an informed investment advisors, and comparable decision regarding the approval of the peer group indices (e.g., Morningstar
continuation    of   the    Investment    category  averages).  The  Board  also
Advisory Agreements.                      considered  the   consistency  of  the
                                          Advisor's management of the Funds with
The Advisor then reviewed with the each Fund's investment objective and Board its response to a memorandum policies. After reviewing the short from Counsel dated August 5, 2005 and and long-term investment performance addressed to the Advisor that of the Funds, the Advisor's experience contained information relating to the managing the Funds and other advisory continuation of the Investment accounts, the Advisor's historical
Advisory Agreements ("Advisor investment performance, and other Memorandum"). The Advisor reviewed its factors, the Board concluded that the Form ADV, experience, profitability investment performance of each Fund
with  respect to the Funds,  financial    and the Advisor was satisfactory.
strength,  financial  capability,  its
personnel, its services to the Funds, (iii) In considering the costs of the comparative expense ratio information services to be provided and profits to for other mutual funds with strategies be realized by each Advisor and its similar to those of the Funds, and affiliates from the relationship with
other  information  contained  in  its    the Funds.  In this regard,  the Board
Advisor Memorandum.                       considered  the  Advisor's   staffing,
                                          personnel,  and methods of  operating;
In deciding whether to approve the the education and experience of the continuation of the Investment Advisor's personnel; the Advisor's Advisory Agreements between the Trust compliance policies and procedures; and the Advisor, with respect to the the financial condition of the Advisor Funds, the Trustees considered and the level of commitment to the
numerous factors, including:              Funds   and   the   Advisor   by   the
                                          principals  of the Advisor;  the asset
(i) In considering the nature, extent, levels of the Funds; and the overall and quality of the services provided expenses of the Funds, including by each Advisor. In this regard, the certain prior fee waivers and Board considered the responsibilities reimbursements by the Advisor on
the  Advisor   would  have  under  its    behalf of the Funds and the nature and
Investment  Advisory  Agreements.  The    frequency  of advisory  fee  payments.
Board   reviewed  the  services  being    The  Board   reviewed  the   financial
provided  by the  Advisor to each Fund    statements   for   the   Advisor   and
including,   without  limitation,  the    discussed the financial  stability and
quality of its investment advisory profitability of the firm. The Board services since each Fund's inception reviewed the Funds' Expense Limitation
(including         research        and    Agreements   with  the  Advisor,   and
recommendations    with   respect   to    discussed  the  Advisor's   prior  fee
portfolio securities),  its procedures    waivers  under the Expense  Limitation
for       formulating       investment    Agreements  in detail,  including  the
recommendations      and      assuring    nature  and  scope of cost  allocation
compliance with each Fund's investment for such fees. The Board noted that objectives and limitations, its the Expense Limitation Agreements for coordination of services for the Funds The BCM Equity Fund, The BCM Balanced among the Funds' service providers, Fund, The BCM Small Company Fund, and and its efforts to promote the Funds, The BCM International Equity Fund had

                                                                     (Continued)

The Brown Capital Management Funds

 Additional Information (Unaudited)
________________________________________________________________________________

been modified to change the recoupment The Board also determined that due to period for reimbursements from five to their respective sizes, the Funds
three years under the agreements.  The    would  likely  continue to  experience
Board  also  noted  that  the  Expense    benefits  from the Expense  Limitation
Limitation   Agreement   for  The  BCM    Agreements  until  the  Funds'  assets
Mid-Cap    Fund   had   a   three-year    grew  to  a  level  where  the  Funds'
recoupment period for reimbursements expenses fell below the cap set by the in place. The Board also considered respective Expense Limitation potential benefits for the Advisor in Agreement and the Advisor began managing the Funds, including receiving its full fee. In addition, promotion of the Advisor's name, the the Board noted that the Funds' ability for the Advisor to place small shareholders would also benefit from accounts into the Funds, and the economies of scale under the Funds' potential for the Advisor to generate agreements with service providers soft dollars from certain of the other than the Advisor. For The BCM
Funds'  trades  that may  benefit  the    Mid-Cap  Fund,  the  Board  determined
Advisor's  other clients as well.  The    that,  while the  management fee would
Board  then   compared  the  fees  and    remain  the same at all asset  levels,
expenses of each Fund (including the the Fund's shareholders had management fee) to other funds experienced benefits from the Expense comparable to the Fund in terms of the Limitation Agreement. The Board noted type of fund, the style of investment that, due to its size, this Fund's management, the size of the fund and shareholders would likely continue to the nature of its investment strategy, experience benefits from the Expense among other factors. With respect to Limitation Agreement until the Fund's The BCM Equity Fund and The BCM assets grew to a level where the Balanced Fund, the Board specifically Fund's expenses fell below the cap set determined that each of these Funds' by the Expense Limitation Agreement management fees and net expense ratios and the Advisor began receiving its were lower than some of the comparable full fee. Thereafter, the Board noted funds and higher than others. With that the Fund's shareholders would respect to The BCM International continue to benefit from economies of Equity Fund, the Board determined that scale under the Fund's agreements with the management fee was lower than some service providers other than the
of the  comparable  funds  and  higher    Advisor.  For  The BCM  Small  Company
than  others   while  the  Fund's  net    Fund, the Board determined that, while
expense  ratio  was  higher  than  the    the  management  fee would  remain the
industry average. With respect to The same at all asset levels, the Fund's BCM Small Company Fund, the Board shareholders would receive benefits determined that the management fee was from the Expense Limitation Agreement the same as most of the comparable if the Fund's assets were to decrease funds and higher than others and the or the Fund's expenses increased
Fund's  net  expense  ratio  was lower    beyond  the  cap  set by  the  Expense
than some of its comparable funds and Limitation Agreement. The Board noted higher than others. With respect to that the Fund's shareholders benefited
The BCM Mid-Cap Fund, the Board from economies of scale under the determined that the management fee was Fund's agreements with service equal to or less than comparable funds providers other than the Advisor. and that the Fund's net expense ratio Following further discussion of the was higher than the some of its Funds' asset levels, expectations for comparable funds, but lower than the growth and levels of fees, the Board industry average. Following this determined that each Fund's fee
comparison     and    upon     further    arrangements  were fair and reasonable
consideration and discussion of the in relation to the nature and quality foregoing, the Board concluded that of the services to be provided by the the fees to be paid to the Advisor by Advisor, and that each Fund's Expense each Fund were fair and reasonable in Limitation Agreement provided relation to the nature and quality of potential savings or protection for the services to be provided by the shareholders based on the Fund's asset
Advisor.                                  levels.

(iv)  In  considering  the  extent  to    (v)  In   considering   brokerage  and
which economies of scale would be portfolio transactions. In this realized as the Funds grow and whether regard, the Board considered the advisory fee levels reflect these Advisor's standards and performance in economies of scale for the benefit of utilizing those standards to seek best the Funds' investors. In this regard, execution for Fund portfolio the Board considered that each Fund's transactions, including the use of fee arrangements with the Advisor alternative markets (e.g., direct involved both the management fee and purchases from issuers or underwriters an Expense Limitation Agreement. For or, as to equity securities, "third The BCM Equity Fund, The BCM Balanced market" for listed securities and
Fund, and The BCM International Equity    principal     market     makers    for
Fund, the Board noted that these Funds over-the-counter securities). The utilize breakpoints in their advisory Board also considered the anticipated fee schedules and determined that the portfolio turnover rate for each Fund, Funds' shareholders would benefit from the extent to which the Fund allocates economies of scale as the Funds grow. portfolio business to broker-dealers

                                                                     (Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)
________________________________________________________________________________

who provide research, statistical, or payments with broker-dealers, other services ("soft dollars") to the including any broker-dealers Fund compared with broker-dealers who affiliated with the Advisor; the basis provide only execution services; the of decisions to buy or sell securities amount of differential between "full for the Funds and/or the Advisor's service" and "bare bones" commission other accounts; the method for rates, including consideration, each bunching of portfolio securities quarter, of whether the higher rates transactions; and the substance and are reasonable in relation to the administration of the Advisor's code value of the services provided; the of ethics. Following further process by which evaluations are made consideration and discussion, the of the overall reasonableness of Board indicated that the Advisor's commissions paid; the method and basis standards and practices relating to for selecting and evaluating the the identification and mitigation of
broker-dealers  used; any  anticipated    potential  conflicts of interests were
allocation  of  portfolio  business to    satisfactory.
persons  affiliated  with the Advisor;
the general  nature and quality of the
research, statistical, and other Based upon all of the foregoing services received (or expected to be considerations, the Board, including a received) by the Advisor and/or the majority of the Trust's Independent Trust in return for commissions paid Trustees, approved the renewal of the by the Fund or by any other account Investment Advisory Agreements for the
advised by the Advisor. The Board then    Funds.
considered  whether such  services and
soft   dollars   provide   lawful  and    2.   Proxy Voting  Policies and Voting
appropriate  assistance to the Advisor         Record
in the  performance  of its investment
decision-making responsibilities and A copy of the Trust's Proxy Voting and whether any payments are made for such Disclosure Policy and the Advisor's services through the use of Proxy Voting and Disclosure Policy are concessions or mark-ups charged by included as Appendix B to the Fund's underwriters or dealers in a principal Statement of Additional Information (including riskless principal) and is available, without charge, upon capacity; the extent to which any soft request, by calling 1-800-773-3863. dollar payment is allocated for Information regarding how the Fund products or services that provide both voted proxies relating to portfolio a research and a non-research securities during the most recent function; the extent to which such 12-month period will be available (1) services benefit other accounts, if without charge, upon request, by any, advised by the Advisor; the calling the Fund at the number above extent to which such services enable and (2) on the SEC's website at
the Advisor to avoid  expenses that it    http://www.sec.gov.
otherwise  would be  required  to bear
under    the    Investment    Advisory    3.   Quarterly Portfolio Holdings
Agreements  with respect to each Fund;
the  alternatives  to  "paying  up for    The   Funds   files   their   complete
research" (e.g., paying for research schedule of portfolio holdings with with cash, enlarging the investment the SEC for the first and third staff, etc.); and the opportunities quarters of each fiscal year on Form for the Advisor to recapture brokerage N-Q. The Fund's Forms N-Q are or related fees (e.g., as to equity available on the SEC's website at funds, tender offer fees, underwriting http://www.sec.gov. You may review and fees, etc.) and credit it against the make copies at the SEC's Public fees of the Fund. After further review Reference Room in Washington, D.C. You and discussion, the Board determined may also obtain copies after paying a that the Advisor's practices regarding duplicating fee by writing the SEC's brokerage and portfolio transactions Public Reference Section, Washington,
were satisfactory.                        D.C.   20549-0102   or  by  electronic
                                          request to publicinfo@sec.gov,  and is
(vi) In considering possible conflicts available without charge, upon of interest. In evaluating the request, by calling the fund at possibility for conflicts of interest, 1-800-773-3863. Information on the the Board considered such matters as operation of the Public Reference Room the experience and ability of the may be obtained by calling the SEC at
advisory  personnel  assigned  to each    202-942-8090.
Fund;   the  basis  for  soft   dollar

The Brown Capital Management
Mutual Funds are a series of
The Nottingham Investment Trust II











For Shareholder Service Inquiries:             For Investment Advisor Inquiries:

Documented:                                    Documented:

NC Shareholder Services                        Brown Capital Management
116 South Franklin Street                      1201 North Calvert Street
Post Office Drawer 4365                        Baltimore, Maryland 21202
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:                           Toll-Free Telephone:

1-800-773-3863                                 1-877-892-4BCM, 1-877-892-4226

World Wide Web @: World Wide Web @:

nottinghamco.com  browncapital.com




                                               [Logo]
                                               BROWN CAPITAL MANAGEMENT

Item 2. CODE OF ETHICS.

     Not applicable.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


Item 6. SCHEDULE OF INVESTMENTS.

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.


Item 11. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3) Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II


By: (Signature and Title)        /s/ Tracey L. Hendricks
                                 _________________________________________
                                 Tracey L. Hendricks
                                 Treasurer, Assistant Secretary and
                                 Principal Financial Officer


Date: November 21, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: (Signature and Title)        /s/ Douglas S. Folk
                                 ________________________________
                                 Douglas S. Folk
                                 President and Principal Executive Officer,
                                 EARNEST Partners Fixed Income Trust


Date: November 30, 2005




By: (Signature and Title)        /s/ Keith A. Lee
                                 ________________________________
                                 Keith A. Lee
                                 Trustee, The Nottingham Investment Trust II
                                 Vice President and Principal Executive Officer,
                                 The Brown Capital Management Equity Fund, The
                                 Brown Capital Management Balanced Fund, The
                                 Brown Capital Management Small Company Fund,
                                 The Brown Capital Management International
                                 Equity Fund, and The Brown Capital Management
                                 Mid-Cap Fund


Date: November 22, 2005

By: (Signature and Title)        /s/ Tracey L. Hendricks
                                 ________________________________
                                 Tracey L. Hendricks
                                 Treasurer, Assistant Secretary and
                                 Principal Financial Officer, The Nottingham
                                 Investment Trust II


Date: November 21, 2005